UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File number: 811-06563

Calvert World Values Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

1825 Connecticut Avenue NW, Suite 400, Washington, DC 20009

(Address of Principal Executive Offices)

Deidre E. Walsh

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Service)

(202) 238-2200

(Registrant’s telephone number)

September 30

Date of Fiscal Year End

March 31, 2023

Date of Reporting Period

Item 1. Report to Stockholders.

Calvert
Mid-Cap Fund
Semiannual Report
March 31, 2023

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund and the other funds it manages. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.
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Semiannual Report March 31, 2023
Calvert
Mid-Cap Fund

Calvert
Mid-Cap Fund
March 31, 2023
Performance

Portfolio Manager(s) Michael D. McLean, CFA, J. Griffith Noble, CFA and Prachi Samundra, each of Calvert Research and Management
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	10/31/1994	10/31/1994	15.09%	(9.20)%	6.18%	6.95%
Class A with 5.25% Maximum Sales Charge	—	—	9.05	(13.98)	5.04	6.37
Class C at NAV	10/31/1994	10/31/1994	14.66	(9.91)	5.39	6.30
Class C with 1% Maximum Deferred Sales Charge	—	—	13.66	(10.81)	5.39	6.30
Class I at NAV	06/03/2003	10/31/1994	15.20	(9.00)	6.46	7.36

Russell Midcap® Index	—	—	13.61%	(8.78)%	8.05%	10.05%

% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I
Gross	1.23%	1.98%	0.98%
Net	1.18	1.93	0.93
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.calvert.com.
2

Calvert
Mid-Cap Fund
March 31, 2023
Fund Profile

Sector Allocation (% of net assets)[1]
Top 10 Holdings (% of net assets)[1]
Synopsys, Inc.	3.2%
Teleflex, Inc.	3.0
Microchip Technology, Inc.	3.0
Cooper Cos., Inc. (The)	3.0
Fair Isaac Corp.	2.9
Rentokil Initial PLC ADR	2.8
Sysco Corp.	2.8
VeriSign, Inc.	2.6
Graco, Inc.	2.5
Equity LifeStyle Properties, Inc.	2.4
Total	28.2%

Footnotes:
[1]	Excludes cash and cash equivalents.
3

Calvert
Mid-Cap Fund
March 31, 2023
Endnotes and Additional Disclosures

[1]	Russell Midcap® Index is an unmanaged index of U.S. mid-cap stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.
Calvert Research and Management became the investment adviser to the Fund on December 31, 2016. Performance reflected prior to such date is that of the Fund’s former investment adviser.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 1/31/24. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
Fund profile subject to change due to active management.
4

Calvert
Mid-Cap Fund
March 31, 2023
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2022 to March 31, 2023).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (10/1/22)	Ending Account Value (3/31/23)	Expenses Paid During Period* (10/1/22 – 3/31/23)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,150.90	$ 6.33**	1.18%
Class C	$1,000.00	$1,146.60	$10.33 **	1.93%
Class I	$1,000.00	$1,152.00	$ 4.99**	0.93%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.05	$ 5.94**	1.18%
Class C	$1,000.00	$1,015.31	$ 9.70**	1.93%
Class I	$1,000.00	$1,020.29	$ 4.68**	0.93%

*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2022.
**	Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.
5

Calvert
Mid-Cap Fund
March 31, 2023
Schedule of Investments (Unaudited)

Common Stocks — 98.9%

Security	Shares	Value
Automobile Components — 3.9%
Aptiv PLC(1)	45,097	$ 5,059,433
Dorman Products, Inc.(1)	58,059	5,008,169
		$ 10,067,602
Banks — 1.0%
Commerce Bancshares, Inc.	23,485	$ 1,370,350
M&T Bank Corp.	10,851	1,297,454
		$ 2,667,804
Building Products — 1.7%
Trex Co., Inc.(1)	92,783	$ 4,515,749
		$ 4,515,749
Capital Markets — 5.4%
LPL Financial Holdings, Inc.	10,436	$ 2,112,246
MarketAxess Holdings, Inc.	14,889	5,825,917
Raymond James Financial, Inc.	11,621	1,083,891
Tradeweb Markets, Inc., Class A	62,861	4,967,276
		$ 13,989,330
Chemicals — 2.0%
Quaker Chemical Corp.	26,547	$ 5,254,979
		$ 5,254,979
Commercial Services & Supplies — 5.0%
Copart, Inc.(1)	76,881	$ 5,782,220
Rentokil Initial PLC ADR	198,749	7,256,326
		$ 13,038,546
Communications Equipment — 3.3%
F5, Inc.(1)	24,871	$ 3,623,456
Motorola Solutions, Inc.	17,168	4,912,280
		$ 8,535,736
Consumer Staples Distribution & Retail — 4.5%
Dollar General Corp.	21,578	$ 4,541,306
Sysco Corp.	92,766	7,164,318
		$ 11,705,624
Containers & Packaging — 2.4%
AptarGroup, Inc.	51,412	$ 6,076,384
		$ 6,076,384
Distributors — 0.7%
Pool Corp.	5,233	$ 1,791,988
		$ 1,791,988
Electric Utilities — 3.3%
Alliant Energy Corp.	108,405	$ 5,788,827
Security	Shares	Value
Electric Utilities (continued)
Xcel Energy, Inc.	38,740	$ 2,612,625
		$ 8,401,452
Electrical Equipment — 2.9%
AMETEK, Inc.	41,338	$ 6,007,652
Generac Holdings, Inc.(1)	14,439	1,559,556
		$ 7,567,208
Electronic Equipment, Instruments & Components — 1.5%
TE Connectivity, Ltd.	29,444	$ 3,861,580
		$ 3,861,580
Ground Transportation — 1.9%
Landstar System, Inc.	26,972	$ 4,835,001
		$ 4,835,001
Health Care Equipment & Supplies — 7.4%
Cooper Cos., Inc. (The)	20,667	$ 7,716,231
IDEXX Laboratories, Inc.(1)	7,416	3,708,593
Teleflex, Inc.	30,772	7,794,856
		$ 19,219,680
Health Care Providers & Services — 1.1%
R1 RCM, Inc.(1)(2)	193,442	$ 2,901,630
		$ 2,901,630
Hotels, Restaurants & Leisure — 3.5%
Domino's Pizza, Inc.	11,466	$ 3,782,289
Wyndham Hotels & Resorts, Inc.	76,737	5,206,606
		$ 8,988,895
Industrial REITs — 2.3%
Rexford Industrial Realty, Inc.	99,908	$ 5,959,512
		$ 5,959,512
Insurance — 5.8%
RLI Corp.	32,342	$ 4,298,575
Ryan Specialty Holdings, Inc.(1)	73,673	2,964,601
W.R. Berkley Corp.	54,503	3,393,357
White Mountains Insurance Group, Ltd.	3,197	4,403,836
		$ 15,060,369
IT Services — 2.6%
VeriSign, Inc.(1)	32,324	$ 6,831,031
		$ 6,831,031
Life Sciences Tools & Services — 1.9%
Waters Corp.(1)	16,124	$ 4,992,474
		$ 4,992,474

6
See Notes to Financial Statements.

Calvert
Mid-Cap Fund
March 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Machinery — 5.7%
Graco, Inc.	88,232	$ 6,441,818
Middleby Corp. (The)(1)	17,775	2,605,993
Nordson Corp.	25,133	5,586,061
		$ 14,633,872
Multi-Utilities — 2.3%
CMS Energy Corp.	95,057	$ 5,834,599
		$ 5,834,599
Pharmaceuticals — 3.0%
Jazz Pharmaceuticals PLC(1)	22,292	$ 3,261,988
Royalty Pharma PLC, Class A	124,325	4,479,430
		$ 7,741,418
Residential REITs — 4.4%
Equity LifeStyle Properties, Inc.	91,066	$ 6,113,261
Mid-America Apartment Communities, Inc.	34,582	5,223,265
		$ 11,336,526
Semiconductors & Semiconductor Equipment — 3.0%
Microchip Technology, Inc.	92,156	$ 7,720,830
		$ 7,720,830
Software — 8.4%
Fair Isaac Corp.(1)	10,862	$ 7,632,619
Synopsys, Inc.(1)	21,344	8,244,120
Tyler Technologies, Inc.(1)	16,752	5,940,929
		$ 21,817,668
Specialized REITs — 2.3%
Lamar Advertising Co., Class A	58,398	$ 5,833,376
		$ 5,833,376
Specialty Retail — 3.4%
Floor & Decor Holdings, Inc., Class A(1)	20,785	$ 2,041,503
O'Reilly Automotive, Inc.(1)	6,810	5,781,554
RH (1)	4,275	1,041,176
		$ 8,864,233
Trading Companies & Distributors — 2.3%
Core & Main, Inc., Class A(1)	180,545	$ 4,170,589
United Rentals, Inc.	4,509	1,784,482
		$ 5,955,071
Total Common Stocks (identified cost $232,867,586)		$256,000,167

High Social Impact Investments — 0.1%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(3)(4)	$360	$ 345,078
Total High Social Impact Investments (identified cost $360,000)		$ 345,078

Short-Term Investments — 1.1%
Affiliated Fund — 1.0%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.73%(5)	2,563,388	$ 2,563,388
Total Affiliated Fund (identified cost $2,563,388)		$ 2,563,388
Securities Lending Collateral — 0.1%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.84%(6)	163,175	$ 163,175
Total Securities Lending Collateral (identified cost $163,175)		$ 163,175
Total Short-Term Investments (identified cost $2,726,563)		$ 2,726,563
Total Investments — 100.1% (identified cost $235,954,149)		$259,071,808
Other Assets, Less Liabilities — (0.1)%		$ (226,617)
Net Assets — 100.0%		$ 258,845,191

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at March 31, 2023. The aggregate market value of securities on loan at March 31, 2023 was $160,500.
(3)	May be deemed to be an affiliated company (see Note 7).
(4)	Restricted security. Total market value of restricted securities amounts to $345,078, which represents 0.1% of the net assets of the Fund as of March 31, 2023.
(5)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of March 31, 2023.
(6)	Represents investment of cash collateral received in connection with securities lending.

7
See Notes to Financial Statements.

Calvert
Mid-Cap Fund
March 31, 2023
Schedule of Investments (Unaudited) — continued

Restricted Securities
Description	Acquisition Date	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23	12/14/20	$360,000

Abbreviations:
ADR	– American Depositary Receipt
REITs	– Real Estate Investment Trusts
8
See Notes to Financial Statements.

Calvert
Mid-Cap Fund
March 31, 2023
Statement of Assets and Liabilities (Unaudited)

March 31, 2023
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $233,030,761) - including $160,500 of securities on loan	$ 256,163,342
Investments in securities of affiliated issuers, at value (identified cost $2,923,388)	2,908,466
Receivable for capital shares sold	222,918
Dividends receivable	98,705
Dividends and interest receivable - affiliated	7,766
Receivable from affiliate	30,310
Directors' deferred compensation plan	127,604
Total assets	$259,559,111
Liabilities
Payable for capital shares redeemed	$ 107,788
Deposits for securities loaned	163,175
Payable to affiliates:
Investment advisory fee	139,193
Administrative fee	25,738
Distribution and service fees	35,651
Sub-transfer agency fee	13,768
Directors' deferred compensation plan	127,604
Accrued expenses	101,003
Total liabilities	$ 713,920
Net Assets	$258,845,191
Sources of Net Assets
Paid-in capital	$ 239,406,709
Distributable earnings	19,438,482
Net Assets	$258,845,191
Class A Shares
Net Assets	$ 152,632,477
Shares Outstanding	4,621,469
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 33.03
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$ 34.86
Class C Shares
Net Assets	$ 4,761,732
Shares Outstanding	235,973
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 20.18
Class I Shares
Net Assets	$ 101,450,982
Shares Outstanding	2,497,372
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 40.62

On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
9
See Notes to Financial Statements.

Calvert
Mid-Cap Fund
March 31, 2023
Statement of Operations (Unaudited)

Six Months Ended
March 31, 2023
Investment Income
Dividend income	$ 1,716,219
Dividend income - affiliated issuers	59,720
Interest income - affiliated issuers	2,700
Securities lending income, net	8,476
Total investment income	$ 1,787,115
Expenses
Investment advisory fee	$ 837,006
Administrative fee	154,524
Distribution and service fees:
Class A	187,705
Class C	24,534
Directors' fees and expenses	8,566
Custodian fees	2,329
Transfer agency fees and expenses	184,430
Accounting fees	30,545
Professional fees	22,387
Registration fees	30,509
Reports to shareholders	19,171
Miscellaneous	12,655
Total expenses	$ 1,514,361
Waiver and/or reimbursement of expenses by affiliate	$ (106,877)
Net expenses	$ 1,407,484
Net investment income	$ 379,631
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$ (648,535)
Net realized loss	$ (648,535)
Change in unrealized appreciation (depreciation):
Investment securities	$ 36,171,932
Investment securities - affiliated issuers	10,724
Net change in unrealized appreciation (depreciation)	$36,182,656
Net realized and unrealized gain	$35,534,121
Net increase in net assets from operations	$35,913,752
10
See Notes to Financial Statements.

Calvert
Mid-Cap Fund
March 31, 2023
Statements of Changes in Net Assets

	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 379,631	$ 75,248
Net realized gain (loss)	(648,535)	2,434,746
Net change in unrealized appreciation (depreciation)	36,182,656	(72,530,105)
Net increase (decrease) in net assets from operations	$ 35,913,752	$ (70,020,111)
Distributions to shareholders:
Class A	$ (50,605)	$ (22,683,407)
Class C	—	(1,286,728)
Class I	(233,247)	(14,188,529)
Total distributions to shareholders	$ (283,852)	$ (38,158,664)
Capital share transactions:
Class A	$ (6,656,684)	$ 17,137,117
Class C	(510,142)	(149,927)
Class I	(9,916,684)	17,639,759
Net increase (decrease) in net assets from capital share transactions	$ (17,083,510)	$ 34,626,949
Net increase (decrease) in net assets	$ 18,546,390	$ (73,551,826)
Net Assets
At beginning of period	$ 240,298,801	$ 313,850,627
At end of period	$258,845,191	$240,298,801
11
See Notes to Financial Statements.

Calvert
Mid-Cap Fund
March 31, 2023
Financial Highlights

	Class A
	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 28.71	$ 41.79	$ 33.96	$ 34.69	$ 34.84	$ 33.40
Income (Loss) From Operations
Net investment income (loss)(1)	$ 0.03	$ (0.02)	$ (0.12)	$ 0.05	$ 0.09	$ 0.07
Net realized and unrealized gain (loss)	4.30	(7.90)	8.28	1.07	1.85	4.59
Total income (loss) from operations	$ 4.33	$ (7.92)	$ 8.16	$ 1.12	$ 1.94	$ 4.66
Less Distributions
From net investment income	$ (0.01)	$ —	$ (0.00)(2)	$ (0.03)	$ (0.08)	$ (0.04)
From net realized gain	—	(5.16)	(0.33)	(1.82)	(2.01)	(3.18)
Total distributions	$ (0.01)	$ (5.16)	$ (0.33)	$ (1.85)	$ (2.09)	$ (3.22)
Net asset value — End of period	$ 33.03	$ 28.71	$ 41.79	$ 33.96	$ 34.69	$ 34.84
Total Return(3)	15.09% (4)	(22.06)%	24.13%	3.20%	6.56%	15.04%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$152,632	$138,646	$183,991	$149,112	$158,005	$157,046
Ratios (as a percentage of average daily net assets):(5)
Total expenses	1.26% (6)	1.23%	1.22%	1.26%	1.30%	1.28%
Net expenses	1.18% (6)(7)	1.18% (7)	1.18%	1.18%	1.19%	1.21%
Net investment income (loss)	0.21% (6)	(0.07)%	(0.30)%	0.15%	0.27%	0.22%
Portfolio Turnover	13% (4)	109%	79%	70%	83%	62%

(1)	Computed using average shares outstanding.
(2)	Amount is less than $(0.005).
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2023 and the year ended September 30, 2022).
12
See Notes to Financial Statements.

Calvert
Mid-Cap Fund
March 31, 2023
Financial Highlights — continued

	Class C
	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 17.60	$ 27.53	$ 22.64	$ 23.83	$ 24.65	$ 24.55
Income (Loss) From Operations
Net investment loss(1)	$ (0.05)	$ (0.18)	$ (0.28)	$ (0.14)	$ (0.11)	$ (0.12)
Net realized and unrealized gain (loss)	2.63	(4.78)	5.50	0.73	1.23	3.27
Total income (loss) from operations	$ 2.58	$ (4.96)	$ 5.22	$ 0.59	$ 1.12	$ 3.15
Less Distributions
From net realized gain	$ —	$ (4.97)	$ (0.33)	$ (1.78)	$ (1.94)	$ (3.05)
Total distributions	$ —	$ (4.97)	$ (0.33)	$ (1.78)	$ (1.94)	$ (3.05)
Net asset value — End of period	$20.18	$ 17.60	$27.53	$22.64	$ 23.83	$ 24.65
Total Return(2)	14.66% (3)	(22.63)%	23.20%	2.40%	5.77%	14.20%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 4,762	$ 4,612	$ 7,469	$ 8,787	$14,535	$17,043
Ratios (as a percentage of average daily net assets):(4)
Total expenses	2.01% (5)	1.98%	1.98%	2.01%	2.05%	2.03%
Net expenses	1.93% (5)(6)	1.93% (6)	1.93%	1.93%	1.94%	1.96%
Net investment loss	(0.54)% (5)	(0.82)%	(1.05)%	(0.62)%	(0.49)%	(0.53)%
Portfolio Turnover	13% (3)	109%	79%	70%	83%	62%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2023 and the year ended September 30, 2022).
13
See Notes to Financial Statements.

Calvert
Mid-Cap Fund
March 31, 2023
Financial Highlights — continued

	Class I
	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 35.34	$ 50.28	$ 40.77	$ 41.25	$ 40.97	$ 38.70
Income (Loss) From Operations
Net investment income (loss)(1)	$ 0.09	$ 0.09	$ (0.03)	$ 0.16	$ 0.21	$ 0.23
Net realized and unrealized gain (loss)	5.28	(9.77)	9.95	1.27	2.24	5.37
Total income (loss) from operations	$ 5.37	$ (9.68)	$ 9.92	$ 1.43	$ 2.45	$ 5.60
Less Distributions
From net investment income	$ (0.09)	$ (0.08)	$ (0.08)	$ (0.09)	$ (0.16)	$ (0.15)
From net realized gain	—	(5.18)	(0.33)	(1.82)	(2.01)	(3.18)
Total distributions	$ (0.09)	$ (5.26)	$ (0.41)	$ (1.91)	$ (2.17)	$ (3.33)
Net asset value — End of period	$ 40.62	$ 35.34	$ 50.28	$ 40.77	$ 41.25	$ 40.97
Total Return(2)	15.20% (3)	(21.87)%	24.45%	3.45%	6.85%	15.48%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$101,451	$97,041	$122,391	$76,327	$46,533	$93,198
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.01% (5)	0.98%	0.97%	1.01%	1.05%	1.03%
Net expenses	0.93% (5)(6)	0.93% (6)	0.93%	0.93%	0.91%	0.86%
Net investment income (loss)	0.46% (5)	0.20%	(0.06)%	0.40%	0.54%	0.59%
Portfolio Turnover	13% (3)	109%	79%	70%	83%	62%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2023 and the year ended September 30, 2022).
14
See Notes to Financial Statements.

Calvert
Mid-Cap Fund
March 31, 2023
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert Mid-Cap Fund (the Fund) is a diversified series of Calvert World Values Fund, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek to provide long-term capital appreciation by investing primarily in mid-cap stocks.
The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 1.00% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1% on shares redeemed within 12 months of purchase. Class C shares are only available for purchase through a financial intermediary. Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy.
Debt Securities. Debt securities are generally valued based on valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued based on valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Other Securities. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
15

Calvert
Mid-Cap Fund
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund's holdings as of March 31, 2023, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$ 256,000,167(1)	$ —	$ —	$ 256,000,167
High Social Impact Investments	—	345,078	—	345,078
Short-Term Investments:
Affiliated Fund	2,563,388	—	—	2,563,388
Securities Lending Collateral	163,175	—	—	163,175
Total Investments	$258,726,730	$345,078	$ —	$259,071,808

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.
C  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class.
D  Restricted Securities— The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities (excluding Rule 144A securities) is included at the end of the Schedule of Investments.
E  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. Distributions from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
F  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
G   Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
I  Interim Financial Statements— The interim financial statements relating to March 31, 2023 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
16

Calvert
Mid-Cap Fund
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at the annual rate of 0.65% of the Fund's average daily net assets and is payable monthly. For the six months ended March 31, 2023, the investment advisory fee amounted to $837,006.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended March 31, 2023, the investment advisory fee paid was reduced by $2,639 relating to the Fund’s investment in the Liquidity Fund.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 1.18%, 1.93% and 0.93% for Class A, Class C and Class I, respectively, of such class's average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after January 31, 2024. For the six months ended March 31, 2023, CRM waived or reimbursed expenses of $104,238.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class C and Class I and is payable monthly. For the six months ended March 31, 2023, CRM was paid administrative fees of $154,524.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. In addition, pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended March 31, 2023 amounted to $187,705 and $24,534 for Class A shares and Class C shares, respectively.
The Fund was informed that EVD received $6,525 as its portion of the sales charge on sales of Class A shares for the six months ended March 31, 2023. The Fund was also informed that EVD received less than $100 and $132 of contingent deferred sales charges paid by Class A and Class C shareholders, respectively, for the same period.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2023, sub-transfer agency fees and expenses incurred to EVM amounted to $46,271 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $214,000, an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $40,000 ($30,000 prior to January 1, 2023) annual fee, Committee chairs receive an additional $15,000 ($6,000 prior to January 1, 2023) annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Investment Activity
During the six months ended March 31, 2023, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $33,988,086 and $48,204,006, respectively.
4  Distributions to Shareholders and Income Tax Information
At September 30, 2022, the Fund had a late year ordinary loss of $29,021 which it has elected to defer to the following taxable year pursuant to income tax regulations. Late year ordinary losses represent certain specified losses realized in that portion of a taxable year after October 31 that are treated as ordinary for tax purposes plus ordinary losses attributable to that portion of a taxable year after December 31.
17

Calvert
Mid-Cap Fund
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

Additionally, at September 30, 2022, the Fund had a net capital loss of $3,048,302 attributable to security transactions incurred after October 31, 2021 that it has elected to defer. This net capital loss is treated as arising on the first day of the Fund’s taxable year ending September 30, 2023.
The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2023, as determined on a federal income tax basis, were as follows:
Aggregate cost	$236,003,246
Gross unrealized appreciation	$ 35,284,249
Gross unrealized depreciation	(12,215,687)
Net unrealized appreciation	$ 23,068,562
5  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At March 31, 2023, the total value of securities on loan was $160,500 and the total value of collateral received was $163,175, comprised of cash.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2023.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$163,175	$ —	$ —	$ —	$163,175
The carrying amount of the liability for deposits for securities loaned at March 31, 2023 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at March 31, 2023.
6  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $725 million unsecured line of credit agreement with a group of banks, which is in effect through October 24, 2023. In connection with the renewal of the agreement on October 25, 2022, the borrowing limit was decreased from $800 million. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Also in connection with the renewal of the agreement, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings outstanding pursuant to its line of credit at March 31, 2023. The Fund did not have any significant borrowings or allocated fees during the six months ended March 31, 2023.
18

Calvert
Mid-Cap Fund
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

7  Affiliated Investments
The Fund has invested a portion of its assets in notes (the Notes) issued by Calvert Impact Capital, Inc. (CIC) pursuant to exemptive relief granted by the U.S. Securities and Exchange Commission (the SEC). There are certain potential points of affiliation between the Fund and CIC. CRM has licensed use of the Calvert name to CIC and provides other types of support. An officer of CRM serves on the CIC Board. In addition, a director/trustee on the Fund Board serves as a director emeritus on the CIC Board.
At March 31, 2023, the value of the Fund’s investment in the Notes and in funds that may be deemed to be affiliated was $2,908,466, which represents 1.1% of the Fund’s net assets. Transactions in such investments by the Fund for the six months ended March 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(1)	$ 334,354	$ —	$ —	$ —	$ 10,724	$ 345,078	$ 2,700	$ 360,000
Short-Term Investments
Liquidity Fund	5,423,426	17,700,666	(20,560,704)	—	—	2,563,388	59,720	2,563,388
Total				$ —	$10,724	$2,908,466	$62,420

(1)	Restricted security.
8  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 75,000,000 common shares, $0.01 par value, for each Class.
Transactions in capital shares, including direct exchanges pursuant to share class conversions for all periods presented, were as follows:
	Six Months Ended March 31, 2023 (Unaudited)		Year Ended September 30, 2022
	Shares	Amount	Shares	Amount
Class A
Shares sold	106,445	$ 3,356,859	368,297	$ 13,357,278
Reinvestment of distributions	1,549	48,817	569,411	21,853,997
Shares redeemed	(315,058)	(10,062,360)	(511,755)	(18,074,158)
Net increase (decrease)	(207,064)	$ (6,656,684)	425,953	$ 17,137,117
Class C
Shares sold	7,800	$ 151,304	18,402	$ 425,732
Reinvestment of distributions	—	—	53,032	1,255,259
Shares redeemed	(33,786)	(661,446)	(80,741)	(1,830,918)
Net decrease	(25,986)	$ (510,142)	(9,307)	$ (149,927)
Class I
Shares sold	240,930	$ 9,292,536	1,148,431	$ 52,061,444
Reinvestment of distributions	5,935	229,870	296,205	13,963,127
Shares redeemed	(495,282)	(19,439,090)	(1,133,056)	(48,384,812)
Net increase (decrease)	(248,417)	$ (9,916,684)	311,580	$ 17,639,759
19

Calvert
Mid-Cap Fund
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

9  Risks and Uncertainties
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Fund's performance, or the performance of the securities in which the Fund invests.
20

Calvert
Mid-Cap Fund
March 31, 2023
Officers and Directors

Officers
Hope L. Brown Chief Compliance Officer
Deidre E. Walsh Secretary, Vice President and Chief Legal Officer
James F. Kirchner Treasurer
Directors
Alice Gresham Bullock Chairperson
Richard L. Baird, Jr.
Cari M. Dominguez
Theodore H. Eliopoulos*(1)
John G. Guffey, Jr.
Miles D. Harper, III
Joy V. Jones
Anthony A. Williams
*Interested Director and President
(1)Mr. Eliopoulos began serving as Director effective December 30, 2022.
21

Calvert Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■
investment experience and risk tolerance
■
checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com

22

Calvert Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■
buy securities from us or make a wire transfer
■
give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■
affiliates from using your information to market to you
■
sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
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Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
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23

Calvert Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial intermediary, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial intermediary.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Calvert website at www.calvert.com, by calling Calvert at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.
24

Investment Adviser and Administrator
Calvert Research and Management
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
SS&C Global Investor & Distribution Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169
Fund Offices
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
24210     3.31.23

Calvert
Emerging Markets Equity Fund
Semiannual Report
March 31, 2023

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund and the other funds it manages. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.
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Just go to www.calvert.com. If you already have an online account with the Calvert funds, click on Login to access your Account and select the documents you would like to receive via e-mail.
If you’re new to online account access, click on Login, then Register to create your user name and password. Once you’re in, click on the E-delivery sign-up on the Account Portfolio page and follow the quick, easy steps.
Note: If your shares are not held directly with the Calvert funds but through a brokerage firm, you must contact your broker for electronic delivery options available through their firm.

Semiannual Report March 31, 2023
Calvert
Emerging Markets Equity Fund

Calvert
Emerging Markets Equity Fund
March 31, 2023
Performance

Portfolio Manager(s) Kunjal Gala, Vivek Bhutoria, CFA and Christopher Clube, each of Hermes Investment Management Limited
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	10/29/2012	10/29/2012	14.77%	(11.10)%	(1.25)%	3.94%
Class A with 5.25% Maximum Sales Charge	—	—	8.74	(15.77)	(2.30)	3.38
Class C at NAV	10/29/2012	10/29/2012	14.30	(11.82)	(2.00)	3.26
Class C with 1% Maximum Deferred Sales Charge	—	—	13.30	(12.70)	(2.00)	3.26
Class I at NAV	10/29/2012	10/29/2012	14.91	(10.89)	(0.99)	4.26
Class R6 at NAV	02/01/2018	10/29/2012	14.92	(10.83)	(0.94)	4.28

MSCI Emerging Markets Index	—	—	14.04%	(10.70)%	(0.91)%	2.00%

% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I	Class R6
Gross	1.29%	2.04%	1.04%	0.97%
Net	1.24	1.99	0.99	0.92
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.calvert.com.
2

Calvert
Emerging Markets Equity Fund
March 31, 2023
Fund Profile

Sector Allocation (% of net assets)[1]
Top 10 Holdings (% of net assets)[1]
Taiwan Semiconductor Manufacturing Co., Ltd.	9.4%
Samsung Electronics Co., Ltd.	6.5
Alibaba Group Holding, Ltd.	5.5
Tencent Holdings, Ltd.	4.8
Prosus NV	4.5
Delta Electronics, Inc.	3.2
AIA Group, Ltd.	3.1
LG Chem, Ltd.	3.0
Bank Rakyat Indonesia Persero Tbk PT	2.8
JD.com, Inc., Class A	2.6
Total	45.4%

Footnotes:
[1]	Excludes cash and cash equivalents.
3

Calvert
Emerging Markets Equity Fund
March 31, 2023
Endnotes and Additional Disclosures

[1]	MSCI Emerging Markets Index is an unmanaged index of emerging markets common stocks. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class R6 is linked to Class I. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.
Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.
Calvert Research and Management became the investment adviser to the Fund on December 31, 2016. Performance reflected prior to such date is that of the Fund’s former investment adviser.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 1/31/24. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
Fund profile subject to change due to active management.
4

Calvert
Emerging Markets Equity Fund
March 31, 2023
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2022 to March 31, 2023).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (10/1/22)	Ending Account Value (3/31/23)	Expenses Paid During Period* (10/1/22 – 3/31/23)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,147.70	$ 6.64**	1.24%
Class C	$1,000.00	$1,143.00	$10.63 **	1.99%
Class I	$1,000.00	$1,149.10	$ 5.30**	0.99%
Class R6	$1,000.00	$1,149.20	$ 4.93**	0.92%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.75	$ 6.24**	1.24%
Class C	$1,000.00	$1,015.01	$10.00 **	1.99%
Class I	$1,000.00	$1,020.00	$ 4.99**	0.99%
Class R6	$1,000.00	$1,020.34	$ 4.63**	0.92%

*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2022.
**	Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.
5

Calvert
Emerging Markets Equity Fund
March 31, 2023
Schedule of Investments (Unaudited)

Common Stocks — 96.2%

Security	Shares	Value
Brazil — 3.9%
Itausa S.A., PFC Shares	23,952,600	$ 38,846,269
Localiza Rent a Car S.A.	1,988,051	20,945,639
WEG S.A.	4,043,500	32,349,915
		$ 92,141,823
Chile — 2.1%
Banco de Chile	516,121,739	$ 50,120,864
		$ 50,120,864
China — 27.2%
Alibaba Group Holding, Ltd.(1)	10,380,460	$ 131,473,581
China Merchants Bank Co., Ltd., Class H	11,342,500	57,597,408
Hangzhou Tigermed Consulting Co., Ltd., Class A	1,985,246	27,663,204
Hundsun Technologies, Inc., Class A	5,369,777	41,612,770
JD.com, Inc., Class A	2,868,387	62,634,653
Meituan, Class B(1)(2)	2,604,695	47,254,934
Midea Group Co., Ltd., Class A	4,318,034	33,787,567
NARI Technology Co., Ltd., Class A	12,535,101	49,422,604
Shenzhen Inovance Technology Co., Ltd., Class A	1,831,244	18,760,394
Silergy Corp.	1,071,000	17,003,817
Sungrow Power Supply Co., Ltd., Class A	1,387,032	21,210,973
Tencent Holdings, Ltd.	2,327,863	113,761,022
Wuxi Lead Intelligent Equipment Co., Ltd., Class A	3,854,196	22,728,474
		$ 644,911,401
Hong Kong — 6.4%
AIA Group, Ltd.	7,087,417	$ 74,328,259
Samsonite International S.A.(1)(2)	17,087,998	52,985,655
Techtronic Industries Co., Ltd.	2,177,790	23,596,582
		$ 150,910,496
Hungary — 1.0%
Richter Gedeon Nyrt	1,147,976	$ 23,968,802
		$ 23,968,802
India — 10.1%
Bajaj Finserv, Ltd.	1,287,943	$ 19,937,704
Bharat Forge, Ltd.	772,154	7,264,017
Dabur India, Ltd.	3,552,139	23,677,076
FSN E-Commerce Ventures, Ltd.(1)	5,031,425	7,578,818
Hero MotoCorp, Ltd.	955,506	27,311,799
ICICI Bank, Ltd.	4,499,338	48,062,739
Maruti Suzuki India, Ltd.	442,917	44,844,766
Max Healthcare Institute, Ltd.(1)	1,985,803	10,591,918
Motherson Sumi Systems, Ltd.	20,784,167	17,039,453
Security	Shares	Value
India (continued)
SBI Life Insurance Co., Ltd.(2)	2,473,137	$ 33,146,051
		$ 239,454,341
Indonesia — 2.8%
Bank Rakyat Indonesia Persero Tbk PT	211,112,224	$ 66,891,488
		$ 66,891,488
Malaysia — 1.7%
Press Metal Aluminium Holdings Bhd	37,290,700	$ 41,302,715
		$ 41,302,715
Mexico — 3.1%
Grupo Financiero Banorte SAB de CV, Class O	5,141,558	$ 43,289,521
Wal-Mart de Mexico SAB de CV	7,827,293	31,274,423
		$ 74,563,944
South Africa — 6.1%
Clicks Group, Ltd.	1,121,664	$ 16,135,393
Prosus NV(1)	1,370,180	107,466,827
Shoprite Holdings, Ltd.	1,797,290	22,429,128
		$ 146,031,348
South Korea — 11.8%
KB Financial Group, Inc.	1,514,139	$ 55,299,667
LG Chem, Ltd.	128,074	70,337,414
Samsung Electronics Co., Ltd.	3,127,346	154,650,252
		$ 280,287,333
Sweden — 0.5%
Epiroc AB, Class A	594,288	$ 11,796,625
		$ 11,796,625
Taiwan — 17.1%
Accton Technology Corp.	1,977,000	$ 20,778,521
Airtac International Group	716,000	28,002,315
Chailease Holding Co., Ltd.	4,149,000	30,513,222
Delta Electronics, Inc.	7,682,000	76,218,009
Taiwan Semiconductor Manufacturing Co., Ltd.	12,705,000	222,650,117
Wiwynn Corp.	764,000	28,345,476
		$ 406,507,660
United Arab Emirates — 1.1%
Abu Dhabi Commercial Bank PJSC	11,154,012	$ 25,242,478
		$ 25,242,478

6
See Notes to Financial Statements.

Calvert
Emerging Markets Equity Fund
March 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
United States — 1.3%
Micron Technology, Inc.	509,072	$ 30,717,404
		$ 30,717,404
Total Common Stocks (identified cost $2,203,649,282)		$2,284,848,722

High Social Impact Investments — 0.2%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(3)(4)	$5,170	$ 4,955,703
Total High Social Impact Investments (identified cost $5,170,000)		$ 4,955,703

Rights — 0.0%(5)

Security	Shares	Value
Brazil — 0.0%(5)
Localiza Rent a Car S.A., Exp. 5/10/23(1)	8,895	$ 23,043
Total Rights (identified cost $0)		$ 23,043

Short-Term Investments — 2.7%

Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.73%(6)	63,462,764	$ 63,462,764
Total Short-Term Investments (identified cost $63,462,764)		$ 63,462,764

Total Investments — 99.1% (identified cost $2,272,282,046)	$2,353,290,232
Other Assets, Less Liabilities — 0.9%	$ 20,352,289
Net Assets — 100.0%	$2,373,642,521

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2023, the aggregate value of these securities is $133,386,640 or 5.6% of the Fund's net assets.
(3)	May be deemed to be an affiliated company (see Note 7).
(4)	Restricted security. Total market value of restricted securities amounts to $4,955,703, which represents 0.2% of the net assets of the Fund as of March 31, 2023.
(5)	Amount is less than 0.05%.
(6)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of March 31, 2023.
At March 31, 2023, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Information Technology	24.9%
Financials	22.9
Consumer Discretionary	22.7
Industrials	9.7
Communication Services	4.8
Materials	4.7
Consumer Staples	3.9
Health Care	2.6
High Social Impact Investments	0.2
Total	96.4%

Restricted Securities
Description	Acquisition Date	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23	12/14/20	$5,170,000

Abbreviations:
PFC Shares	– Preference Shares
7
See Notes to Financial Statements.

Calvert
Emerging Markets Equity Fund
March 31, 2023
Statement of Assets and Liabilities (Unaudited)

March 31, 2023
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $2,203,649,282)	$ 2,284,871,765
Investments in securities of affiliated issuers, at value (identified cost $68,632,764)	68,418,467
Cash denominated in foreign currency, at value (cost $21,065,671)	20,968,129
Receivable for capital shares sold	3,144,654
Dividends and interest receivable	8,217,890
Dividends and interest receivable - affiliated	264,950
Receivable from affiliate	128,670
Directors' deferred compensation plan	584,838
Total assets	$2,386,599,363
Liabilities
Payable for capital shares redeemed	$ 8,566,515
Payable for foreign capital gains taxes	1,211,775
Payable to affiliates:
Investment advisory fee	1,458,314
Administrative fee	234,764
Distribution and service fees	55,264
Sub-transfer agency fee	17,674
Directors' deferred compensation plan	584,838
Accrued expenses	827,698
Total liabilities	$ 12,956,842
Net Assets	$2,373,642,521
Sources of Net Assets
Paid-in capital	$ 2,538,766,681
Accumulated loss	(165,124,160)
Net Assets	$2,373,642,521
Class A Shares
Net Assets	$ 197,192,891
Shares Outstanding	12,113,662
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 16.28
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$ 17.18
Class C Shares
Net Assets	$ 17,141,300
Shares Outstanding	1,093,582
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 15.67
Class I Shares
Net Assets	$ 1,887,923,853
Shares Outstanding	115,011,286
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 16.42
8
See Notes to Financial Statements.

Calvert
Emerging Markets Equity Fund
March 31, 2023
Statement of Assets and Liabilities (Unaudited) — continued

March 31, 2023
Class R6 Shares
Net Assets	$ 271,384,477
Shares Outstanding	16,578,916
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 16.37

On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
9
See Notes to Financial Statements.

Calvert
Emerging Markets Equity Fund
March 31, 2023
Statement of Operations (Unaudited)

Six Months Ended
March 31, 2023
Investment Income
Dividend income (net of foreign taxes withheld of $4,251,908)	$ 20,336,456
Dividend income - affiliated issuers	555,349
Non-cash dividend income	6,656,626
Interest income - affiliated issuers	38,775
Securities lending income, net	18,187
Total investment income	$ 27,605,393
Expenses
Investment advisory fee	$ 8,779,106
Administrative fee	1,404,657
Distribution and service fees:
Class A	245,361
Class C	89,346
Directors' fees and expenses	78,705
Custodian fees	419,996
Transfer agency fees and expenses	1,116,058
Accounting fees	225,963
Professional fees	67,261
Registration fees	85,861
Reports to shareholders	89,524
Miscellaneous	112,258
Total expenses	$ 12,714,096
Waiver and/or reimbursement of expenses by affiliate	$ (855,551)
Net expenses	$ 11,858,545
Net investment income	$ 15,746,848
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities (net of foreign capital gains taxes of $3,186,513)	$ (90,209,423)
Foreign currency transactions	(1,003,378)
Net realized loss	$ (91,212,801)
Change in unrealized appreciation (depreciation):
Investment securities (including net decrease in payable for foreign capital gains taxes of $5,692,810)	$ 394,869,549
Investment securities - affiliated issuers	154,014
Foreign currency	525,031
Net change in unrealized appreciation (depreciation)	$395,548,594
Net realized and unrealized gain	$304,335,793
Net increase in net assets from operations	$320,082,641
10
See Notes to Financial Statements.

Calvert
Emerging Markets Equity Fund
March 31, 2023
Statements of Changes in Net Assets

	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 15,746,848	$ 30,311,016
Net realized loss	(91,212,801)	(141,820,196)
Net change in unrealized appreciation (depreciation)	395,548,594	(1,073,645,655)
Net increase (decrease) in net assets from operations	$ 320,082,641	$(1,185,154,835)
Distributions to shareholders:
Class A	$ (1,025,971)	$ (725,054)
Class I	(14,062,536)	(23,624,539)
Class R6	(2,319,617)	(4,343,502)
Total distributions to shareholders	$ (17,408,124)	$ (28,693,095)
Capital share transactions:
Class A	$ (6,241,127)	$ (25,911,123)
Class C	(4,208,566)	(4,437,988)
Class I	(171,542,340)	(569,958,512)
Class R6	(28,647,656)	(108,315,286)
Net decrease in net assets from capital share transactions	$ (210,639,689)	$ (708,622,909)
Net increase (decrease) in net assets	$ 92,034,828	$(1,922,470,839)
Net Assets
At beginning of period	$ 2,281,607,693	$ 4,204,078,532
At end of period	$2,373,642,521	$ 2,281,607,693
11
See Notes to Financial Statements.

Calvert
Emerging Markets Equity Fund
March 31, 2023
Financial Highlights

	Class A
	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 14.26	$ 20.98	$ 18.33	$ 16.05	$ 15.55	$ 16.33
Income (Loss) From Operations
Net investment income(1)	$ 0.09	$ 0.14	$ 0.12	$ 0.09	$ 0.17	$ 0.19
Net realized and unrealized gain (loss)	2.01	(6.79)	2.59	2.27	0.45	(0.94)
Total income (loss) from operations	$ 2.10	$ (6.65)	$ 2.71	$ 2.36	$ 0.62	$ (0.75)
Less Distributions
From net investment income	$ (0.08)	$ (0.07)	$ (0.06)	$ (0.08)	$ (0.12)	$ (0.03)
Total distributions	$ (0.08)	$ (0.07)	$ (0.06)	$ (0.08)	$ (0.12)	$ (0.03)
Net asset value — End of period	$ 16.28	$ 14.26	$ 20.98	$ 18.33	$ 16.05	$ 15.55
Total Return(2)	14.77% (3)	(31.79)%	14.70%	14.82%	4.02%	(4.62)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$197,193	$178,282	$290,117	$173,728	$132,066	$155,735
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.31% (5)	1.29%	1.27%	1.27%	1.41%	1.56%
Net expenses	1.24% (5)(6)	1.24% (6)	1.24%	1.24%	1.25%	1.27%
Net investment income	1.13% (5)	0.76%	0.54%	0.54%	1.06%	1.15%
Portfolio Turnover	28% (3)	56%	36%	38%	32%	27%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2023 and the year ended September 30, 2022).
12
See Notes to Financial Statements.

Calvert
Emerging Markets Equity Fund
March 31, 2023
Financial Highlights — continued

	Class C
	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 13.71	$ 20.25	$ 17.78	$ 15.62	$ 15.18	$ 16.04
Income (Loss) From Operations
Net investment income (loss)(1)	$ 0.02	$ (0.02)	$ (0.07)	$ (0.04)	$ 0.05	$ 0.10
Net realized and unrealized gain (loss)	1.94	(6.52)	2.54	2.20	0.45	(0.96)
Total income (loss) from operations	$ 1.96	$ (6.54)	$ 2.47	$ 2.16	$ 0.50	$ (0.86)
Less Distributions
From net investment income	$ —	$ —	$ —	$ —	$ (0.06)	$ —
Total distributions	$ —	$ —	$ —	$ —	$ (0.06)	$ —
Net asset value — End of period	$ 15.67	$ 13.71	$ 20.25	$ 17.78	$ 15.62	$ 15.18
Total Return(2)	14.30% (3)	(32.30)%	13.83%	13.89%	3.33%	(5.36)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$17,141	$19,000	$33,249	$30,938	$28,794	$24,286
Ratios (as a percentage of average daily net assets):(4)
Total expenses	2.07% (5)	2.05%	2.02%	2.02%	2.16%	2.31%
Net expenses	1.99% (5)(6)	1.99% (6)	1.99%	1.99%	2.00%	2.02%
Net investment income (loss)	0.31% (5)	(0.09)%	(0.32)%	(0.22)%	0.35%	0.60%
Portfolio Turnover	28% (3)	56%	36%	38%	32%	27%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2023 and the year ended September 30, 2022).
13
See Notes to Financial Statements.

Calvert
Emerging Markets Equity Fund
March 31, 2023
Financial Highlights — continued

	Class I
	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 14.40	$ 21.21	$ 18.52	$ 16.22	$ 15.73	$ 16.48
Income (Loss) From Operations
Net investment income(1)	$ 0.11	$ 0.17	$ 0.16	$ 0.13	$ 0.22	$ 0.29
Net realized and unrealized gain (loss)	2.03	(6.82)	2.62	2.29	0.45	(0.99)
Total income (loss) from operations	$ 2.14	$ (6.65)	$ 2.78	$ 2.42	$ 0.67	$ (0.70)
Less Distributions
From net investment income	$ (0.12)	$ (0.16)	$ (0.09)	$ (0.12)	$ (0.18)	$ (0.05)
Total distributions	$ (0.12)	$ (0.16)	$ (0.09)	$ (0.12)	$ (0.18)	$ (0.05)
Net asset value — End of period	$ 16.42	$ 14.40	$ 21.21	$ 18.52	$ 16.22	$ 15.73
Total Return(2)	14.91% (3)	(31.59)%	14.94%	15.07%	4.36%	(4.30)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,887,924	$1,818,889	$3,357,833	$2,530,135	$1,817,479	$1,012,574
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.07% (5)	1.04%	1.02%	1.02%	1.15%	1.32%
Net expenses	0.99% (5)(6)	0.99% (6)	0.99%	0.99%	0.97%	0.92%
Net investment income	1.37% (5)	0.91%	0.71%	0.79%	1.41%	1.71%
Portfolio Turnover	28% (3)	56%	36%	38%	32%	27%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2023 and the year ended September 30, 2022).
14
See Notes to Financial Statements.

Calvert
Emerging Markets Equity Fund
March 31, 2023
Financial Highlights — continued

	Class R6
	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30,				Period Ended September 30, 2018(1)
		2022	2021	2020	2019
Net asset value — Beginning of period	$ 14.37	$ 21.18	$ 18.49	$ 16.19	$ 15.72	$ 18.65
Income (Loss) From Operations
Net investment income(2)	$ 0.11	$ 0.18	$ 0.17	$ 0.14	$ 0.27	$ 0.26
Net realized and unrealized gain (loss)	2.03	(6.81)	2.62	2.30	0.40	(3.19)
Total income (loss) from operations	$ 2.14	$ (6.63)	$ 2.79	$ 2.44	$ 0.67	$ (2.93)
Less Distributions
From net investment income	$ (0.14)	$ (0.18)	$ (0.10)	$ (0.14)	$ (0.20)	$ —
Total distributions	$ (0.14)	$ (0.18)	$ (0.10)	$ (0.14)	$ (0.20)	$ —
Net asset value — End of period	$ 16.37	$ 14.37	$ 21.18	$ 18.49	$ 16.19	$ 15.72
Total Return(3)	14.92% (4)	(31.55)%	15.09%	15.13%	4.35%	(15.71)% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$271,384	$265,436	$522,879	$313,830	$218,601	$10,217
Ratios (as a percentage of average daily net assets):(5)
Total expenses	0.99% (6)	0.97%	0.94%	0.95%	1.06%	1.24% (6)
Net expenses	0.92% (6)(7)	0.92% (7)	0.92%	0.92%	0.92%	0.92% (6)
Net investment income	1.43% (6)	1.00%	0.78%	0.84%	1.67%	2.48% (6)
Portfolio Turnover	28% (4)	56%	36%	38%	32%	27% (8)

(1)	From February 1, 2018 inception.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2023 and the year ended September 30, 2022).
(8)	For the year ended September 30, 2018.
15
See Notes to Financial Statements.

Calvert
Emerging Markets Equity Fund
March 31, 2023
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert Emerging Markets Equity Fund (the Fund) is a diversified series of Calvert World Values Fund, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek long-term capital appreciation by investing primarily in equity securities of companies located in emerging market countries.
The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 1.00% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1% on shares redeemed within 12 months of purchase. Class C shares are only available for purchase through a financial intermediary. Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. Class I and Class R6 shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Effective after the close of business on May 14, 2021, the Fund was closed to new investors, subject to limited exceptions. The Fund was re-opened to new investors effective November 22, 2022. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund's Board has approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Such securities are categorized as Level 2 in the hierarchy.
Debt Securities. Debt securities are generally valued based on valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued based on valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Other Securities. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
16

Calvert
Emerging Markets Equity Fund
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund's holdings as of March 31, 2023, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Brazil	$ 92,141,823	$ —	$ —	$ 92,141,823
Chile	—	50,120,864	—	50,120,864
China	—	644,911,401	—	644,911,401
Hong Kong	—	150,910,496	—	150,910,496
Hungary	—	23,968,802	—	23,968,802
India	—	239,454,341	—	239,454,341
Indonesia	—	66,891,488	—	66,891,488
Malaysia	—	41,302,715	—	41,302,715
Mexico	74,563,944	—	—	74,563,944
South Africa	—	146,031,348	—	146,031,348
South Korea	—	280,287,333	—	280,287,333
Sweden	—	11,796,625	—	11,796,625
Taiwan	—	406,507,660	—	406,507,660
United Arab Emirates	—	25,242,478	—	25,242,478
United States	30,717,404	—	—	30,717,404
Total Common Stocks	$197,423,171	$2,087,425,551 (1)	$ —	$2,284,848,722
High Social Impact Investments	$ —	$ 4,955,703	$ —	$ 4,955,703
Rights	23,043	—	—	23,043
Short-Term Investments	63,462,764	—	—	63,462,764
Total Investments	$260,908,978	$2,092,381,254	$ —	$2,353,290,232

(1)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends and interest, if any, have been provided for in accordance with the Fund's understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.
C  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection
17

Calvert
Emerging Markets Equity Fund
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

with a specific class are charged directly to that class. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer agency fees and expenses on the Statement of Operations, are not allocated to Class R6 shares.
D  Foreign Currency Transactions— The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
E  Restricted Securities— The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities (excluding Rule 144A securities) is included at the end of the Schedule of Investments.
F  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. Distributions from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
G  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
H   Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
I  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
In addition to the requirements of the Internal Revenue Code, the Fund may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Fund estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
J  Interim Financial Statements— The interim financial statements relating to March 31, 2023 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by  Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at an annual rate of 0.75% of the Fund’s average daily net assets and is payable monthly. For the six months ended March 31, 2023, the investment advisory fee amounted to $8,779,106.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended March 31, 2023, the investment advisory fee paid was reduced by $22,177 relating to the Fund’s investment in the Liquidity Fund.
Pursuant to an investment sub-advisory agreement, CRM has delegated the investment management of the Fund to Hermes Investment Management Limited (Hermes). CRM pays Hermes a portion of its investment advisory fee for sub-advisory services provided to the Fund.
18

Calvert
Emerging Markets Equity Fund
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 1.24%, 1.99%, 0.99% and 0.92% for Class A, Class C, Class I and Class R6, respectively, of such class’s average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after January 31, 2024. For the six months ended March 31, 2023, CRM waived or reimbursed expenses of $833,374.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class C, Class I and Class R6 and is payable monthly. For the six months ended March 31, 2023, CRM was paid administrative fees of $1,404,657.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. In addition, pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended March 31, 2023 amounted to $245,361 and $89,346 for Class A shares and Class C shares, respectively.
The Fund was informed that EVD received $1,870 as its portion of the sales charge on sales of Class A shares for the six months ended March 31, 2023. The Fund was also informed that EVD received less than $100 and $5,613 of contingent deferred sales charges paid by Class A and Class C shareholders, respectively, for the same period. The Fund was informed that Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of CRM and EVD, also received a portion of the sales charge on sales of Class A shares for the six months ended March 31, 2023 in the amount of $140.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2023, sub-transfer agency fees and expenses incurred to EVM amounted to $92,302 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $214,000, an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $40,000 ($30,000 prior to January 1, 2023) annual fee, Committee chairs receive an additional $15,000 ($6,000 prior to January 1, 2023) annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Investment Activity
During the six months ended March 31, 2023, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $633,656,118 and $898,331,621, respectively.
4  Distributions to Shareholders and Income Tax Information
At September 30, 2022, the Fund, for federal income tax purposes, had deferred capital losses of $114,524,263 which would reduce the Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year, can be carried forward for an unlimited period, and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at September 30, 2022, $114,524,263 are short-term.
19

Calvert
Emerging Markets Equity Fund
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2023, as determined on a federal income tax basis, were as follows:
Aggregate cost	$2,327,081,569
Gross unrealized appreciation	$ 292,586,623
Gross unrealized depreciation	(266,377,960)
Net unrealized appreciation	$ 26,208,663
5  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
The Fund did not have any securities on loan at March 31, 2023.
6  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $725 million unsecured line of credit agreement with a group of banks, which is in effect through October 24, 2023. In connection with the renewal of the agreement on October 25, 2022, the borrowing limit was decreased from $800 million. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Also in connection with the renewal of the agreement, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings outstanding pursuant to its line of credit at March 31, 2023. The Fund did not have any significant borrowings or allocated fees during the six months ended March 31, 2023.
7  Affiliated Investments
The Fund has invested a portion of its assets in notes (the Notes) issued by Calvert Impact Capital, Inc. (CIC) pursuant to exemptive relief granted by the U.S. Securities and Exchange Commission (the SEC). There are certain potential points of affiliation between the Fund and CIC. CRM has licensed use of the Calvert name to CIC and provides other types of support. An officer of CRM serves on the CIC Board. In addition, a director/trustee on the Fund Board serves as a director emeritus on the CIC Board.
20

Calvert
Emerging Markets Equity Fund
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

At March 31, 2023, the value of the Fund’s investment in the Notes and in funds that may be deemed to be affiliated was $68,418,467, which represents 2.9% of the Fund’s net assets. Transactions in the such investments by the Fund for the six months ended March 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23	$4,801,689	$ —	$ —	$ —	$ 154,014	$ 4,955,703	$ 38,775	$ 5,170,000
Short-Term Investments
Liquidity Fund	1,258	364,586,996	(301,125,490)	—	—	63,462,764	555,349	63,462,764
Total				$ —	$154,014	$68,418,467	$594,124
8  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 75,000,000 common shares, $0.01 par value, for each Class.
Transactions in capital shares, including direct exchanges pursuant to share class conversions for all periods presented, were as follows:
	Six Months Ended March 31, 2023 (Unaudited)		Year Ended September 30, 2022
	Shares	Amount	Shares	Amount
Class A
Shares sold	4,704,986	$ 68,863,422	29,678,729	$ 512,004,407
Reinvestment of distributions	33,171	523,432	27,819	559,156
Shares redeemed	(5,125,363)	(75,627,981)	(31,036,827)	(538,474,686)
Net decrease	(387,206)	$ (6,241,127)	(1,330,279)	$ (25,911,123)
Class C
Shares sold	19,790	$ 305,231	75,305	$ 1,377,530
Shares redeemed	(311,905)	(4,513,797)	331,663	5,815,518
Net decrease	(292,115)	$ (4,208,566)	(256,358)	$ (4,437,988)
Class I
Shares sold	18,399,862	$ 293,048,978	50,052,091	$ 926,913,958
Reinvestment of distributions	844,844	13,441,474	1,114,340	22,565,377
Shares redeemed	(30,554,886)	(478,032,792)	(83,134,435)	(1,519,437,847)
Net decrease	(11,310,180)	$(171,542,340)	(31,968,004)	$ (569,958,512)
Class R6
Shares sold	1,773,766	$ 28,301,433	6,309,425	$ 115,719,589
Reinvestment of distributions	119,833	1,900,552	164,920	3,331,380
Shares redeemed	(3,787,933)	(58,849,641)	(12,689,642)	(227,366,255)
Net decrease	(1,894,334)	$ (28,647,656)	(6,215,297)	$ (108,315,286)
21

Calvert
Emerging Markets Equity Fund
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

9  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Emerging market securities often involve greater risks than developed market securities. Investment markets within emerging market countries are typically smaller, less liquid, less developed and more volatile than those in more developed markets like the United States, and may be focused in certain economic sectors. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. Governmental actions can have a significant effect on the economic conditions in emerging market countries. It may be more difficult to make a claim or obtain a judgment in the courts of these countries than it is in the United States. The possibility of fraud, negligence, undue influence being exerted by an issuer or refusal to recognize ownership exists in some emerging markets. Disruptions due to work stoppages and trading improprieties in foreign securities markets have caused such markets to close. Emerging market securities are also subject to speculative trading, which contributes to their volatility.
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Fund's performance, or the performance of the securities in which the Fund invests.
22

Calvert
Emerging Markets Equity Fund
March 31, 2023
Officers and Directors

Officers
Hope L. Brown Chief Compliance Officer
Deidre E. Walsh Secretary, Vice President and Chief Legal Officer
James F. Kirchner Treasurer
Directors
Alice Gresham Bullock Chairperson
Richard L. Baird, Jr.
Cari M. Dominguez
Theodore H. Eliopoulos*(1)
John G. Guffey, Jr.
Miles D. Harper, III
Joy V. Jones
Anthony A. Williams
*Interested Director and President
(1)Mr. Eliopoulos began serving as Director effective December 30, 2022.
23

Calvert Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■
investment experience and risk tolerance
■
checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com

24

Calvert Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■
buy securities from us or make a wire transfer
■
give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■
affiliates from using your information to market to you
■
sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
25

Calvert Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial intermediary, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial intermediary.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Calvert website at www.calvert.com, by calling Calvert at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.
26

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser and Administrator
Calvert Research and Management
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
Investment Sub-Adviser
Hermes Investment Management Limited
150 Cheapside
London EC2V 6ET
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
SS&C Global Investor & Distribution Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169
Fund Offices
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
24214     3.31.23

Calvert
International Equity Fund
Semiannual Report
March 31, 2023

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund and the other funds it manages. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.
Choose Planet-friendly E-delivery!
Sign up now for on-line statements, prospectuses, and fund reports. In less than five minutes you can help reduce paper mail and lower fund costs.
Just go to www.calvert.com. If you already have an online account with the Calvert funds, click on Login to access your Account and select the documents you would like to receive via e-mail.
If you’re new to online account access, click on Login, then Register to create your user name and password. Once you’re in, click on the E-delivery sign-up on the Account Portfolio page and follow the quick, easy steps.
Note: If your shares are not held directly with the Calvert funds but through a brokerage firm, you must contact your broker for electronic delivery options available through their firm.

Semiannual Report March 31, 2023
Calvert
International Equity Fund

Calvert
International Equity Fund
March 31, 2023
Performance

Portfolio Manager(s) Christopher M. Dyer, CFA and Ian Kirwan, each of Eaton Vance Advisers International Ltd.
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	07/02/1992	07/02/1992	27.70%	(1.37)%	6.25%	5.49%
Class A with 5.25% Maximum Sales Charge	—	—	20.96	(6.53)	5.11	4.93
Class C at NAV	03/01/1994	07/02/1992	27.25	(2.05)	5.46	4.83
Class C with 1% Maximum Deferred Sales Charge	—	—	26.25	(3.01)	5.46	4.83
Class I at NAV	02/26/1999	07/02/1992	27.93	(1.08)	6.55	5.91
Class R6 at NAV	03/07/2019	07/02/1992	27.89	(1.04)	6.58	5.93

MSCI EAFE Index	—	—	27.27%	(1.38)%	3.52%	5.00%

% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I	Class R6
Gross	1.21%	1.96%	0.96%	0.92%
Net	1.14	1.89	0.89	0.85
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.calvert.com.
2

Calvert
International Equity Fund
March 31, 2023
Fund Profile

Sector Allocation (% of net assets)[1]
Top 10 Holdings (% of net assets)[1]
Nestle S.A.	5.4%
Iberdrola S.A.	3.6
Sanofi	3.4
Reckitt Benckiser Group PLC	3.3
AstraZeneca PLC	3.3
Novo Nordisk A/S, Class B	3.3
ASML Holding NV	3.3
LVMH Moet Hennessy Louis Vuitton SE	3.2
Siemens AG	3.1
Compass Group PLC	3.1
Total	35.0%

Footnotes:
[1]	Excludes cash and cash equivalents.
3

Calvert
International Equity Fund
March 31, 2023
Endnotes and Additional Disclosures

[1]	MSCI EAFE Index is an unmanaged index of equities in the developed markets, excluding the U.S. and Canada. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class R6 is linked to Class I. Performance presented in the Financial Highlights included in the financial statements is not linked.
Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.
Calvert Research and Management became the investment adviser to the Fund on December 31, 2016. Performance reflected prior to such date is that of the Fund’s former investment adviser.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 1/31/24. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
Fund profile subject to change due to active management.
4

Calvert
International Equity Fund
March 31, 2023
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2022 to March 31, 2023).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (10/1/22)	Ending Account Value (3/31/23)	Expenses Paid During Period* (10/1/22 – 3/31/23)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,277.00	$ 6.47**	1.14%
Class C	$1,000.00	$1,272.50	$10.71 **	1.89%
Class I	$1,000.00	$1,279.30	$ 5.06**	0.89%
Class R6	$1,000.00	$1,278.90	$ 4.83**	0.85%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.25	$ 5.74**	1.14%
Class C	$1,000.00	$1,015.51	$ 9.50**	1.89%
Class I	$1,000.00	$1,020.49	$ 4.48**	0.89%
Class R6	$1,000.00	$1,020.69	$ 4.28**	0.85%

*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2022.
**	Absent a waiver and/or reimbursement of expenses by affiliates, expenses would be higher.
5

Calvert
International Equity Fund
March 31, 2023
Schedule of Investments (Unaudited)

Common Stocks — 99.1%

Security	Shares	Value
Australia — 3.0%
CSL, Ltd.	146,578	$ 28,387,821
		$ 28,387,821
Belgium — 1.9%
KBC Group NV	261,694	$ 17,981,195
		$ 17,981,195
Denmark — 3.3%
Novo Nordisk A/S, Class B	194,996	$ 30,969,510
		$ 30,969,510
France — 11.4%
LVMH Moet Hennessy Louis Vuitton SE	33,375	$ 30,635,190
Safran S.A.	174,431	25,822,172
Sanofi	296,841	32,200,930
Schneider Electric SE	117,693	19,669,298
		$108,327,590
Germany — 5.0%
Infineon Technologies AG	424,863	$ 17,447,071
Siemens AG	183,712	29,762,060
		$ 47,209,131
Hong Kong — 2.7%
AIA Group, Ltd.	2,470,430	$ 25,908,277
		$ 25,908,277
India — 1.9%
HDFC Bank, Ltd.	923,814	$ 18,164,136
		$ 18,164,136
Japan — 14.8%
Daikin Industries, Ltd.	86,576	$ 15,532,301
Dentsu Group, Inc.	419,383	14,782,529
Kao Corp.	384,689	14,974,121
Keyence Corp.	32,912	16,130,445
Kose Corp.	115,213	13,694,014
Nihon M&A Center Holdings, Inc.	582,905	4,369,085
Olympus Corp.	1,171,373	20,572,530
Recruit Holdings Co., Ltd.	579,532	15,942,362
Yamaha Corp.	633,486	24,467,718
		$140,465,105
Netherlands — 4.8%
ASML Holding NV	45,411	$ 30,945,233
Security	Shares	Value
Netherlands (continued)
IMCD NV	91,104	$ 14,896,938
		$ 45,842,171
Singapore — 2.1%
DBS Group Holdings, Ltd.	791,692	$ 19,682,837
		$ 19,682,837
South Africa — 0.9%
Vodacom Group, Ltd.	1,287,276	$ 8,835,061
		$ 8,835,061
Spain — 7.9%
Amadeus IT Group S.A.(1)	301,528	$ 20,227,557
Banco Santander S.A.	5,554,996	20,700,578
Iberdrola S.A.	2,785,706	34,703,762
		$ 75,631,897
Sweden — 3.4%
Assa Abloy AB, Class B	706,756	$ 16,928,551
Indutrade AB	747,275	15,902,753
		$ 32,831,304
Switzerland — 9.8%
Lonza Group AG	42,462	$ 25,562,099
Nestle S.A.	423,835	51,678,415
Straumann Holding AG	103,864	15,577,995
		$ 92,818,509
Taiwan — 1.6%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	168,195	$ 15,645,499
		$ 15,645,499
United Kingdom — 24.6%
Abcam PLC ADR(1)	945,828	$ 12,730,845
Ashtead Group PLC	212,347	13,039,136
AstraZeneca PLC	228,619	31,676,139
Compass Group PLC	1,167,825	29,349,239
Halma PLC	571,917	15,788,613
HSBC Holdings PLC	3,735,645	25,389,290
InterContinental Hotels Group PLC	368,817	24,144,835
London Stock Exchange Group PLC	235,272	22,851,891
Reckitt Benckiser Group PLC	417,853	31,789,200
RELX PLC	833,843	27,005,587
		$233,764,775
Total Common Stocks (identified cost $843,594,973)		$942,464,818

6
See Notes to Financial Statements.

Calvert
International Equity Fund
March 31, 2023
Schedule of Investments (Unaudited) — continued

High Social Impact Investments — 0.1%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(2)(3)	$880	$ 843,524
Total High Social Impact Investments (identified cost $880,000)		$ 843,524

Preferred Stocks — 0.0%(4)

Security	Shares	Value
Venture Capital — 0.0%(4)
Bioceptive, Inc.:
Series A(1)(3)(5)	582,574	$ 0
Series B(1)(3)(5)	40,523	0
FINAE, Series D(1)(3)(5)	2,597,442	144,142
Total Preferred Stocks (identified cost $491,304)		$ 144,142

Venture Capital Limited Partnership Interests — 0.1%

Security	Value
Africa Renewable Energy Fund L.P.(1)(3)(5)	$ 924,581
Emerald Sustainability Fund I L.P.(1)(3)(5)	46,403
gNet Defta Development Holding LLC(1)(2)(3)(5)	159,612
SEAF India International Growth Fund L.P.(1)(3)(5)	0
Total Venture Capital Limited Partnership Interests (identified cost $1,986,717)	$ 1,130,596

Short-Term Investments — 0.3%

Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.73%(6)	3,051,743	$ 3,051,743
Total Short-Term Investments (identified cost $3,051,743)		$ 3,051,743
Value
Total Investments — 99.6% (identified cost $850,004,737)	$947,634,823
Other Assets, Less Liabilities — 0.4%	$ 3,786,777
Net Assets — 100.0%	$951,421,600

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated company (see Note 7).
(3)	Restricted security. Total market value of restricted securities amounts to $2,118,262, which represents 0.2% of the net assets of the Fund as of March 31, 2023.
(4)	Amount is less than 0.05%.
(5)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 1A).
(6)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of March 31, 2023.
At March 31, 2023, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Industrials	20.9%
Health Care	20.8
Financials	15.8
Consumer Discretionary	13.5
Consumer Staples	11.8
Information Technology	10.1
Utilities	3.7
Communication Services	2.5
Venture Capital	0.1
High Social Impact Investments	0.1
Total	99.3%

Restricted Securities
Description	Acquisition Dates	Cost
Africa Renewable Energy Fund L.P.	4/17/14-5/13/19	$997,005
Bioceptive, Inc., Series A	10/26/12-12/18/13	252,445
Bioceptive, Inc., Series B	1/7/16	16,250
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23	12/14/20	880,000
Emerald Sustainability Fund I L.P.	7/19/01-5/17/11	393,935
FINAE, Series D	2/28/11-11/16/15	222,609
7
See Notes to Financial Statements.

Calvert
International Equity Fund
March 31, 2023
Schedule of Investments (Unaudited) — continued

Restricted Securities — continued
Description	Acquisition Dates	Cost
gNet Defta Development Holding LLC	8/30/05	$400,000
SEAF India International Growth Fund L.P.	3/22/05-5/24/10	195,777

Abbreviations:
ADR	– American Depositary Receipt
8
See Notes to Financial Statements.

Calvert
International Equity Fund
March 31, 2023
Statement of Assets and Liabilities (Unaudited)

March 31, 2023
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $845,672,994)	$ 943,579,944
Investments in securities of affiliated issuers, at value (identified cost $4,331,743)	4,054,879
Cash	16,291
Cash denominated in foreign currency, at value (cost $133,040)	133,368
Receivable for capital shares sold	2,082,816
Dividends receivable	2,027,481
Dividends and interest receivable - affiliated	24,547
Securities lending income receivable	335
Tax reclaims receivable	1,225,772
Receivable from affiliates	77,898
Directors' deferred compensation plan	98,361
Other assets	982
Total assets	$953,322,674
Liabilities
Payable for capital shares redeemed	$ 493,817
Payable for foreign capital gains taxes	348,858
Payable to affiliates:
Investment advisory fee	508,639
Administrative fee	92,252
Distribution and service fees	40,276
Sub-transfer agency fee	7,189
Directors' deferred compensation plan	98,361
Accrued expenses	311,682
Total liabilities	$ 1,901,074
Commitments and contingent liabilities (Note 10)
Net Assets	$951,421,600
Sources of Net Assets
Paid-in capital	$ 884,181,861
Distributable earnings	67,239,739
Net Assets	$951,421,600
Class A Shares
Net Assets	$ 176,449,981
Shares Outstanding	8,289,873
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 21.29
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$ 22.47
Class C Shares
Net Assets	$ 4,970,373
Shares Outstanding	278,639
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 17.84
9
See Notes to Financial Statements.

Calvert
International Equity Fund
March 31, 2023
Statement of Assets and Liabilities (Unaudited) — continued

March 31, 2023
Class I Shares
Net Assets	$ 620,026,402
Shares Outstanding	27,077,003
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 22.90
Class R6 Shares
Net Assets	$ 149,974,844
Shares Outstanding	6,563,875
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 22.85

On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
10
See Notes to Financial Statements.

Calvert
International Equity Fund
March 31, 2023
Statement of Operations (Unaudited)

Six Months Ended
March 31, 2023
Investment Income
Dividend income (net of foreign taxes withheld of $463,460)	$ 5,897,196
Dividend income - affiliated issuers	88,245
Non-cash dividend income	501,675
Interest and other income	155,054
Interest income - affiliated issuers	6,600
Securities lending income, net	9,490
Total investment income	$ 6,658,260
Expenses
Investment advisory fee	$ 2,758,561
Administrative fee	498,917
Distribution and service fees:
Class A	208,100
Class C	24,385
Directors' fees and expenses	29,386
Custodian fees	46,746
Transfer agency fees and expenses	374,118
Accounting fees	99,204
Professional fees	37,584
Registration fees	84,636
Reports to shareholders	35,166
Miscellaneous	24,618
Total expenses	$ 4,221,421
Waiver and/or reimbursement of expenses by affiliates	$ (309,596)
Net expenses	$ 3,911,825
Net investment income	$ 2,746,435
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities (net of foreign capital gains taxes of $83,109)	$ (28,940,456)
Foreign currency transactions	(31,988)
Net realized loss	$ (28,972,444)
Change in unrealized appreciation (depreciation):
Investment securities (including net increase in payable for foreign capital gains taxes of $208,049)	$ 223,252,688
Investment securities - affiliated issuers	(8,324)
Foreign currency	110,073
Net change in unrealized appreciation (depreciation)	$223,354,437
Net realized and unrealized gain	$194,381,993
Net increase in net assets from operations	$197,128,428
11
See Notes to Financial Statements.

Calvert
International Equity Fund
March 31, 2023
Statements of Changes in Net Assets

	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 2,746,435	$ 10,880,912
Net realized gain (loss)	(28,972,444)	21,101,453
Net change in unrealized appreciation (depreciation)	223,354,437	(286,611,931)
Net increase (decrease) in net assets from operations	$197,128,428	$(254,629,566)
Distributions to shareholders:
Class A	$ (4,018,318)	$ (11,969,909)
Class C	(99,299)	(506,133)
Class I	(11,779,439)	(34,004,747)
Class R6	(3,654,280)	(10,457,460)
Total distributions to shareholders	$ (19,551,336)	$ (56,938,249)
Capital share transactions:
Class A	$ (430,245)	$ 18,361,281
Class C	(388,373)	(881,402)
Class I	93,520,063	75,702,092
Class R6	(8,439,093)	24,801,196
Net increase in net assets from capital share transactions	$ 84,262,352	$ 117,983,167
Net increase (decrease) in net assets	$261,839,444	$(193,584,648)
Net Assets
At beginning of period	$ 689,582,156	$ 883,166,804
At end of period	$951,421,600	$ 689,582,156
12
See Notes to Financial Statements.

Calvert
International Equity Fund
March 31, 2023
Financial Highlights

	Class A
	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 17.07	$ 25.06	$ 20.35	$ 18.18	$ 17.53	$ 17.10
Income (Loss) From Operations
Net investment income(1)	$ 0.04	$ 0.25	$ 0.08	$ 0.06	$ 0.22	$ 0.19
Net realized and unrealized gain (loss)	4.65	(6.64)	4.67	2.30	0.61	0.50
Total income (loss) from operations	$ 4.69	$ (6.39)	$ 4.75	$ 2.36	$ 0.83	$ 0.69
Less Distributions
From net investment income	$ (0.18)	$ (0.23)	$ (0.04)	$ (0.19)	$ (0.18)	$ (0.26)
From net realized gain	(0.29)	(1.37)	—	—	—	—
Total distributions	$ (0.47)	$ (1.60)	$ (0.04)	$ (0.19)	$ (0.18)	$ (0.26)
Net asset value — End of period	$ 21.29	$ 17.07	$ 25.06	$ 20.35	$ 18.18	$ 17.53
Total Return(2)	27.70% (3)	(27.28)%	23.38%	13.02%	4.93%	4.02%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$176,450	$140,998	$190,998	$138,810	$112,923	$114,915
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.21% (5)	1.22%	1.20%	1.27%	1.46%	1.47%
Net expenses	1.14% (5)(6)	1.14% (6)	1.14%	1.14%	1.27%	1.32%
Net investment income	0.44% (5)	1.15%	0.34%	0.33%	1.26%	1.09%
Portfolio Turnover	20% (3)	32%	38%	47%	51%	48%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2023 and the year ended September 30, 2022).
13
See Notes to Financial Statements.

Calvert
International Equity Fund
March 31, 2023
Financial Highlights — continued

	Class C
	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 14.31	$ 21.28	$ 17.37	$ 15.54	$ 15.00	$ 14.68
Income (Loss) From Operations
Net investment income (loss)(1)	$ (0.03)	$ 0.06	$ (0.09)	$ (0.07)	$ 0.03	$ 0.06
Net realized and unrealized gain (loss)	3.90	(5.57)	4.00	1.96	0.58	0.42
Total income (loss) from operations	$ 3.87	$ (5.51)	$ 3.91	$ 1.89	$ 0.61	$ 0.48
Less Distributions
From net investment income	$ (0.05)	$ (0.09)	$ —	$ (0.06)	$ (0.07)	$ (0.16)
From net realized gain	(0.29)	(1.37)	—	—	—	—
Total distributions	$ (0.34)	$ (1.46)	$ —	$ (0.06)	$ (0.07)	$ (0.16)
Net asset value — End of period	$17.84	$ 14.31	$21.28	$17.37	$15.54	$ 15.00
Total Return(2)	27.25% (3)	(27.85)%	22.51%	12.17%	4.15%	3.23%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 4,970	$ 4,304	$ 7,485	$ 6,157	$ 6,122	$11,149
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.96% (5)	1.96%	1.95%	2.02%	2.21%	2.22%
Net expenses	1.89% (5)(6)	1.89% (6)	1.89%	1.89%	2.03%	2.07%
Net investment income (loss)	(0.33)% (5)	0.32%	(0.42)%	(0.43)%	0.23%	0.39%
Portfolio Turnover	20% (3)	32%	38%	47%	51%	48%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2023 and the year ended September 30, 2022).
14
See Notes to Financial Statements.

Calvert
International Equity Fund
March 31, 2023
Financial Highlights — continued

	Class I
	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 18.35	$ 26.83	$ 21.77	$ 19.43	$ 18.72	$ 18.24
Income (Loss) From Operations
Net investment income(1)	$ 0.08	$ 0.31	$ 0.16	$ 0.13	$ 0.28	$ 0.27
Net realized and unrealized gain (loss)	4.99	(7.13)	5.00	2.45	0.66	0.53
Total income (loss) from operations	$ 5.07	$ (6.82)	$ 5.16	$ 2.58	$ 0.94	$ 0.80
Less Distributions
From net investment income	$ (0.23)	$ (0.29)	$ (0.10)	$ (0.24)	$ (0.23)	$ (0.32)
From net realized gain	(0.29)	(1.37)	—	—	—	—
Total distributions	$ (0.52)	$ (1.66)	$ (0.10)	$ (0.24)	$ (0.23)	$ (0.32)
Net asset value — End of period	$ 22.90	$ 18.35	$ 26.83	$ 21.77	$ 19.43	$ 18.72
Total Return(2)	27.93% (3)	(27.14)%	23.75%	13.31%	5.25%	4.37%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$620,026	$416,978	$524,521	$279,039	$82,261	$64,739
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.96% (5)	0.96%	0.95%	1.02%	1.20%	1.22%
Net expenses	0.89% (5)(6)	0.89% (6)	0.89%	0.89%	0.98%	0.95%
Net investment income	0.72% (5)	1.32%	0.63%	0.61%	1.52%	1.44%
Portfolio Turnover	20% (3)	32%	38%	47%	51%	48%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2023 and the year ended September 30, 2022).
15
See Notes to Financial Statements.

Calvert
International Equity Fund
March 31, 2023
Financial Highlights — continued

	Class R6
	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30,			Period Ended September 30, 2019(1)
		2022	2021	2020
Net asset value — Beginning of period	$ 18.33	$ 26.80	$ 21.76	$ 19.44	$ 17.79
Income (Loss) From Operations
Net investment income(2)	$ 0.08	$ 0.32	$ 0.16	$ 0.13	$ 0.28
Net realized and unrealized gain (loss)	4.98	(7.11)	5.00	2.46	1.37
Total income (loss) from operations	$ 5.06	$ (6.79)	$ 5.16	$ 2.59	$ 1.65
Less Distributions
From net investment income	$ (0.25)	$ (0.31)	$ (0.12)	$ (0.27)	$ —
From net realized gain	(0.29)	(1.37)	—	—	—
Total distributions	$ (0.54)	$ (1.68)	$ (0.12)	$ (0.27)	$ —
Net asset value — End of period	$ 22.85	$ 18.33	$ 26.80	$ 21.76	$ 19.44
Total Return(3)	27.89% (4)	(27.08)%	23.79%	13.34%	9.27% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$149,975	$127,303	$160,163	$122,150	$49,332
Ratios (as a percentage of average daily net assets):(5)
Total expenses	0.92% (6)	0.92%	0.91%	0.98%	1.14% (6)
Net expenses	0.85% (6)(7)	0.85% (7)	0.85%	0.85%	0.96% (6)
Net investment income	0.71% (6)	1.38%	0.63%	0.64%	2.62% (6)
Portfolio Turnover	20% (4)	32%	38%	47%	51% (8)

(1)	For the period from the commencement of operations, March 7, 2019, to September 30, 2019.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2023 and the year ended September 30, 2022).
(8)	For the year ended September 30, 2019.
16
See Notes to Financial Statements.

Calvert
International Equity Fund
March 31, 2023
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert International Equity Fund (the Fund) is a diversified series of Calvert World Values Fund, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek to provide a high total return consistent with reasonable risk by investing primarily in a diversified portfolio of stocks. The Fund invests primarily in equity securities of foreign companies.
The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 1.00% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1% on shares redeemed within 12 months of purchase. Class C shares are only available for purchase through a financial intermediary. Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I and Class R6 shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Board has approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Such securities are categorized as Level 2 in the hierarchy.
Debt Securities. Debt securities are generally valued based on valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued based on valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Venture Capital Securities. Venture capital securities for which market quotations are not readily available are generally categorized as Level 3 in the hierarchy. Venture capital equity securities are generally valued using the most appropriate and applicable method to measure fair value in light of each company’s situation. Methods may include market, income, options-pricing or cost approaches with discounts as appropriate based on assumptions of liquidation or exit risk. Examples of the market approach are subsequent rounds of financing, comparable transactions, and revenue times an industry multiple. An example of the income approach is the discounted cash flow model. Examples of the cost approach are replacement cost, salvage value, or net asset value. The options-pricing method treats common stock and preferred stock as call options on the enterprise value with strike price based on the
17

Calvert
International Equity Fund
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

preferred stock liquidation preference. Venture capital limited partnership interests are valued at the fair value reported by the general partner of the partnership, adjusted as necessary to reflect subsequent capital calls and distributions and any other available information. In some cases, adjustments may be made to account for daily pricing of material public holdings within the partnership.
Other Securities. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund's holdings as of March 31, 2023, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3(1)	Total
Common Stocks:
Australia	$ —	$ 28,387,821	$ —	$ 28,387,821
Belgium	—	17,981,195	—	17,981,195
Denmark	—	30,969,510	—	30,969,510
France	—	108,327,590	—	108,327,590
Germany	—	47,209,131	—	47,209,131
Hong Kong	—	25,908,277	—	25,908,277
India	—	18,164,136	—	18,164,136
Japan	—	140,465,105	—	140,465,105
Netherlands	—	45,842,171	—	45,842,171
Singapore	—	19,682,837	—	19,682,837
South Africa	—	8,835,061	—	8,835,061
Spain	—	75,631,897	—	75,631,897
Sweden	—	32,831,304	—	32,831,304
Switzerland	—	92,818,509	—	92,818,509
Taiwan	15,645,499	—	—	15,645,499
United Kingdom	12,730,845	221,033,930	—	233,764,775
Total Common Stocks	$28,376,344	$914,088,474 (2)	$ —	$942,464,818
High Social Impact Investments	$ —	$ 843,524	$ —	$ 843,524
Preferred Stocks - Venture Capital	—	—	144,142	144,142
Venture Capital Limited Partnership Interests	—	—	1,130,596	1,130,596
Short-Term Investments	3,051,743	—	—	3,051,743
Total Investments	$31,428,087	$914,931,998	$1,274,738	$947,634,823

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
18

Calvert
International Equity Fund
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended March 31, 2023 is not presented.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. In consideration of recent decisions rendered by European courts, the Fund has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the financial statements for such outstanding reclaims.
Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.
C  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer agency fees and expenses on the Statement of Operations, are not allocated to Class R6 shares.
D  Foreign Currency Transactions— The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
E  Restricted Securities— The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities (excluding Rule 144A securities) is included at the end of the Schedule of Investments.
F  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. Distributions from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
G  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
H   Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
I  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
In addition to the requirements of the Internal Revenue Code, the Fund may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Fund estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
J  Interim Financial Statements— The interim financial statements relating to March 31, 2023 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
19

Calvert
International Equity Fund
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to and including $250 million	0.680%
Over $250 million up to and including $500 million	0.665%
Over $500 million	0.650%
For the six months ended March 31, 2023, the investment advisory fee amounted to $2,758,561 or 0.66% (annualized) of the Fund’s average daily net assets.
Pursuant to an investment sub-advisory agreement, CRM has delegated the investment management of the Fund to Eaton Vance Advisers International Ltd. (EVAIL), an affiliate of CRM and an indirect, wholly-owned subsidiary of Morgan Stanley. CRM pays EVAIL a portion of its investment advisory fee for sub-advisory services provided to the Fund.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended March 31, 2023, the investment advisory fee paid was reduced by $3,565 relating to the Fund’s investment in the Liquidity Fund.
CRM and EVAIL have agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 1.14%, 1.89%, 0.89% and 0.85% for Class A, Class C, Class I and Class R6, respectively, of such class’s average daily net assets. The expense reimbursement agreement may be changed or terminated after January 31, 2024. For the six months ended March 31, 2023, CRM and EVAIL waived or reimbursed expenses in total of $306,031.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class C, Class I and Class R6 and is payable monthly. For the six months ended March 31, 2023, CRM was paid administrative fees of $498,917.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. In addition, pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended March 31, 2023 amounted to $208,100 and $24,385 for Class A shares and Class C shares, respectively.
The Fund was informed that EVD received $7,777 as its portion of the sales charge on sales of Class A shares for the six months ended March 31, 2023. The Fund was also informed that EVD received $30 of contingent deferred sales charges (CDSC) paid by Class C shareholders and no CDSC paid by Class A shareholders for the same period. The Fund was informed that Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of CRM and EVD, also received a portion of the sales charge on sales of Class A shares for the six months ended March 31, 2023 in the amount of $2,943.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2023, sub-transfer agency fees and expenses incurred to EVM amounted to $44,510 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $214,000, an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $40,000 ($30,000 prior to January 1, 2023) annual fee, Committee chairs receive an additional $15,000 ($6,000 prior to January 1, 2023) annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan).
20

Calvert
International Equity Fund
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Investment Activity
During the six months ended March 31, 2023, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $232,124,343 and $165,636,696, respectively.
4  Distributions to Shareholders and Income Tax Information
The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2023, as determined on a federal income tax basis, were as follows:
Aggregate cost	$853,478,154
Gross unrealized appreciation	$ 122,795,904
Gross unrealized depreciation	(28,639,235)
Net unrealized appreciation	$ 94,156,669
5  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
The Fund did not have any securities on loan at March 31, 2023.
6  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $725 million unsecured line of credit agreement with a group of banks, which is in effect through October 24, 2023. In connection with the renewal of the agreement on October 25, 2022, the borrowing limit was decreased from $800 million. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Also in connection with the renewal of the agreement, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings outstanding pursuant to its line of credit at March 31, 2023. The Fund did not have any significant borrowings or allocated fees during the six months ended March 31, 2023.
21

Calvert
International Equity Fund
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

7  Affiliated Investments
The Fund has invested a portion of its assets in notes (the Notes) issued by Calvert Impact Capital, Inc. (CIC) pursuant to exemptive relief granted by the U.S. Securities and Exchange Commission (the SEC). There are certain potential points of affiliation between the Fund and CIC. CRM has licensed use of the Calvert name to CIC and provides other types of support. An officer of CRM serves on the CIC Board. In addition, a director/trustee on the Fund Board serves as a director emeritus on the CIC Board.
In addition to the Notes, the Fund may also invest in companies that are considered affiliated companies because the Fund has a direct or indirect ownership of, control of, or voting power of 5 percent or more of the outstanding voting shares of the company, or the company is under common ownership or control with the Fund. At March 31, 2023, the value of the Fund's investment in the Notes and affiliated companies and in funds that may be deemed to be affiliated was $4,054,879, which represents 0.4% of the Fund's net assets. Transactions in such investments by the Fund for the six months ended March 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(1)	$ 817,309	$ —	$ —	$ —	$ 26,215	$ 843,524	$ 6,600	$ 880,000
Venture Capital Limited Partnership Interests
gNet Defta Development Holding LLC(1)	194,151	—	—	—	(34,539)	159,612	—	—
Short-Term Investments
Liquidity Fund	3,030,574	147,724,908	(147,703,739)	—	—	3,051,743	88,245	3,051,743
Total				$ —	$ (8,324)	$4,054,879	$94,845

(1)	Restricted security.
8  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 75,000,000 common shares, $0.01 par value, for each Class.
Transactions in capital shares, including direct exchanges pursuant to share class conversions for all periods presented, were as follows:
	Six Months Ended March 31, 2023 (Unaudited)		Year Ended September 30, 2022
	Shares	Amount	Shares	Amount
Class A
Shares sold	1,086,742	$ 20,965,411	2,521,337	$ 55,433,100
Reinvestment of distributions	196,712	3,796,542	484,066	11,496,557
Shares redeemed	(1,254,019)	(25,192,198)	(2,365,692)	(48,568,376)
Net increase (decrease)	29,435	$ (430,245)	639,711	$ 18,361,281
Class C
Shares sold	13,105	$ 216,030	32,222	$ 625,307
Reinvestment of distributions	6,124	99,270	24,796	496,666
Shares redeemed	(41,388)	(703,673)	(108,018)	(2,003,375)
Net decrease	(22,159)	$ (388,373)	(51,000)	$ (881,402)
22

Calvert
International Equity Fund
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

	Six Months Ended March 31, 2023 (Unaudited)		Year Ended September 30, 2022
	Shares	Amount	Shares	Amount
Class I
Shares sold	8,617,172	$ 184,176,508	10,950,827	$ 251,290,611
Reinvestment of distributions	548,376	11,378,808	1,290,290	32,889,495
Shares redeemed	(4,807,633)	(102,035,253)	(9,074,350)	(208,478,014)
Net increase	4,357,915	$ 93,520,063	3,166,767	$ 75,702,092
Class R6
Shares sold	578,852	$ 12,316,587	2,502,819	$ 61,012,052
Reinvestment of distributions	165,668	3,429,334	365,740	9,304,424
Shares redeemed	(1,127,414)	(24,185,014)	(1,898,570)	(45,515,280)
Net increase (decrease)	(382,894)	$ (8,439,093)	969,989	$ 24,801,196
9  Risks and Uncertainties
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Fund's performance, or the performance of the securities in which the Fund invests.
10  Capital Commitments
In connection with certain venture capital and/or limited partnership investments, the Fund is committed to future capital calls, which will increase the Fund’s investment in these securities. The aggregate amount of the future capital commitments totaled $17,500 at March 31, 2023. The Fund had sufficient cash and/or securities to cover these commitments.
The Fund's unfunded capital commitments by investment at March 31, 2023 were as follows:
Name of Investment	Unfunded Commitment
SEAF India International Growth Fund L.P.	$ 17,500
Total	$17,500
23

Calvert
International Equity Fund
March 31, 2023
Officers and Directors

Officers
Hope L. Brown Chief Compliance Officer
Deidre E. Walsh Secretary, Vice President and Chief Legal Officer
James F. Kirchner Treasurer
Directors
Alice Gresham Bullock Chairperson
Richard L. Baird, Jr.
Cari M. Dominguez
Theodore H. Eliopoulos*(1)
John G. Guffey, Jr.
Miles D. Harper, III
Joy V. Jones
Anthony A. Williams
*Interested Director and President
(1)Mr. Eliopoulos began serving as Director effective December 30, 2022.
24

Calvert Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■
investment experience and risk tolerance
■
checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com

25

Calvert Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■
buy securities from us or make a wire transfer
■
give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■
affiliates from using your information to market to you
■
sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
26

Calvert Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial intermediary, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial intermediary.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Calvert website at www.calvert.com, by calling Calvert at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.
27

This Page Intentionally Left Blank

Investment Adviser and Administrator
Calvert Research and Management
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
Investment Sub-Adviser
Eaton Vance Advisers International Ltd.
125 Old Broad Street
London, EC2N 1AR
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
SS&C Global Investor & Distribution Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169
Fund Offices
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
24208     3.31.23

Calvert
International Opportunities Fund
Semiannual Report
March 31, 2023

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund and the other funds it manages. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.
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Semiannual Report March 31, 2023
Calvert
International Opportunities Fund

Calvert
International Opportunities Fund
March 31, 2023
Performance

Portfolio Manager(s) Aidan M. Farrell of MSIM Fund Management (Ireland) Limited
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	05/31/2007	05/31/2007	22.08%	(9.19)%	0.77%	5.66%
Class A with 5.25% Maximum Sales Charge	—	—	15.68	(13.96)	(0.31)	5.09
Class C at NAV	07/31/2007	05/31/2007	21.63	(9.93)	0.02	4.97
Class C with 1% Maximum Deferred Sales Charge	—	—	20.63	(10.83)	0.02	4.97
Class I at NAV	05/31/2007	05/31/2007	22.24	(8.99)	1.03	6.01
Class R6 at NAV	02/01/2019	05/31/2007	22.30	(8.89)	1.08	6.04

MSCI EAFE Small/Mid Cap Index	—	—	23.50%	(7.89)%	1.18%	5.44%

% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I	Class R6
	1.33%	2.08%	1.07%	1.00%
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.calvert.com.
2

Calvert
International Opportunities Fund
March 31, 2023
Fund Profile

Sector Allocation (% of net assets)[1]
Top 10 Holdings (% of net assets)[1]
iShares MSCI Hong Kong ETF	2.0%
IMCD NV	1.7
Amplifon SpA	1.6
Volution Group PLC	1.6
ATS Corp.	1.5
carsales.com, Ltd.	1.5
Diploma PLC	1.5
Moncler SpA	1.5
Azelis Group NV	1.5
DiscoverIE Group PLC	1.5
Total	15.9%

Footnotes:
[1]	Excludes cash and cash equivalents.
3

Calvert
International Opportunities Fund
March 31, 2023
Endnotes and Additional Disclosures

[1]	MSCI EAFE Small/Mid Cap Index is an unmanaged index of small & mid-capitalization equities in the developed markets, excluding the U.S. and Canada. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class R6 is linked to Class I. Performance presented in the Financial Highlights included in the financial statements is not linked.
Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.
Calvert Research and Management became the investment adviser to the Fund on December 31, 2016. Performance reflected prior to such date is that of the Fund’s former investment adviser.
[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
Fund profile subject to change due to active management.
4

Calvert
International Opportunities Fund
March 31, 2023
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2022 to March 31, 2023).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (10/1/22)	Ending Account Value (3/31/23)	Expenses Paid During Period* (10/1/22 – 3/31/23)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,220.80	$ 7.31	1.32%
Class C	$1,000.00	$1,216.30	$11.44	2.07%
Class I	$1,000.00	$1,222.40	$ 5.87	1.06%
Class R6	$1,000.00	$1,223.00	$ 5.49	0.99%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.35	$ 6.64	1.32%
Class C	$1,000.00	$1,014.61	$10.40	2.07%
Class I	$1,000.00	$1,019.65	$ 5.34	1.06%
Class R6	$1,000.00	$1,020.00	$ 4.99	0.99%

*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2022.
5

Calvert
International Opportunities Fund
March 31, 2023
Schedule of Investments (Unaudited)

Common Stocks — 94.2%

Security	Shares	Value
Australia — 8.7%
Bapcor, Ltd.(1)	873,738	$ 3,752,518
BlueScope Steel, Ltd.	116,107	1,571,550
carsales.com, Ltd.	411,992	6,157,234
Data#3, Ltd.	842,089	4,116,131
Dexus	611,577	3,092,028
Dicker Data, Ltd.(1)	720,295	3,957,413
EBOS Group, Ltd.	169,632	4,943,080
Steadfast Group, Ltd.	1,191,407	4,679,286
WiseTech Global, Ltd.	62,881	2,770,137
		$ 35,039,377
Austria — 1.3%
ams-OSRAM AG(2)	294,478	$ 2,294,778
BAWAG Group AG(2)(3)	62,793	3,049,796
		$ 5,344,574
Belgium — 2.3%
Azelis Group NV	237,130	$ 6,009,047
KBC Group NV	27,891	1,916,412
VGP NV	15,406	1,373,379
		$ 9,298,838
Canada — 3.2%
Agnico Eagle Mines, Ltd.	32,126	$ 1,637,796
ATS Corp.(2)	147,575	6,179,260
CAE, Inc.(2)	125,180	2,830,559
TMX Group, Ltd.	24,963	2,521,235
		$ 13,168,850
France — 1.1%
IPSOS	70,359	$ 4,360,994
		$ 4,360,994
Germany — 1.7%
Encavis AG	108,237	$ 1,859,369
Jenoptik AG	97,637	3,327,341
LEG Immobilien SE	31,066	1,707,263
		$ 6,893,973
Ireland — 1.2%
Irish Residential Properties REIT PLC(1)	1,884,344	$ 1,899,029
Kerry Group PLC, Class A	28,195	2,811,754
		$ 4,710,783
Italy — 6.8%
Amplifon SpA	184,305	$ 6,388,105
Security	Shares	Value
Italy (continued)
BFF Bank SpA(3)	530,063	$ 5,259,370
DiaSorin SpA(1)	18,958	1,997,831
FinecoBank Banca Fineco SpA	279,490	4,282,095
MARR SpA	240,786	3,462,610
Moncler SpA	87,371	6,034,844
		$ 27,424,855
Japan — 27.2%
As One Corp.	98,402	$ 4,188,096
Asahi Intecc Co., Ltd.(1)	225,632	3,986,522
BayCurrent Consulting, Inc.	73,582	3,054,985
Chiba Bank, Ltd. (The)	765,599	4,941,377
Cosmos Pharmaceutical Corp.(1)	49,529	4,460,097
Daiseki Co., Ltd.	110,366	3,508,029
Dip Corp.	150,507	4,034,329
Fukuoka Financial Group, Inc.	237,076	4,561,563
Goldwin, Inc.	47,235	4,506,629
JMDC, Inc.(2)	69,195	2,399,519
Kose Corp.	38,906	4,624,299
Kyoritsu Maintenance Co., Ltd.	98,691	3,990,841
LaSalle Logiport REIT	3,408	3,954,793
Lion Corp.	477,111	5,155,573
Mitsubishi Research Institute, Inc.	87,966	3,388,120
Mitsui Fudosan Logistics Park, Inc.	1,135	3,982,260
Miura Co., Ltd.	215,492	5,526,749
Nissan Chemical Corp.	81,286	3,691,765
Nomura Co., Ltd.	392,003	2,685,872
Sakata Seed Corp.(1)	125,437	3,702,563
Sanwa Holdings Corp.	501,289	5,377,939
SUMCO Corp.	365,225	5,494,420
T Hasegawa Co., Ltd.(1)	195,565	4,402,651
Tosei Corp.	398,966	4,442,382
USS Co., Ltd.	304,651	5,285,566
Yamaha Corp.	127,820	4,936,911
		$110,283,850
Luxembourg — 0.3%
APERAM S.A.	30,061	$ 1,121,392
		$ 1,121,392
Netherlands — 4.4%
BE Semiconductor Industries NV(1)	41,785	$ 3,652,241
Euronext NV(3)	63,756	4,882,106
IMCD NV	42,716	6,984,738
NN Group NV	61,561	2,235,274
		$ 17,754,359

6
See Notes to Financial Statements.

Calvert
International Opportunities Fund
March 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
New Zealand — 0.7%
Spark New Zealand, Ltd.	932,980	$ 2,955,866
		$ 2,955,866
Norway — 2.2%
Entra ASA(3)	287,036	$ 2,777,506
Norsk Hydro ASA	134,498	1,003,815
SmartCraft ASA(2)	1,981,524	3,839,118
SpareBank 1 SR-Bank ASA	121,135	1,400,554
		$ 9,020,993
Portugal — 0.7%
NOS SGPS S.A.	588,740	$ 2,690,887
		$ 2,690,887
Singapore — 0.8%
Daiwa House Logistics Trust	8,016,185	$ 3,403,746
		$ 3,403,746
Spain — 1.6%
Acciona S.A.	18,104	$ 3,632,376
Inmobiliaria Colonial Socimi S.A.	482,200	3,056,014
		$ 6,688,390
Sweden — 7.2%
AddTech AB, Class B	271,159	$ 5,039,347
Autoliv, Inc.	46,240	4,316,966
Boliden AB	41,541	1,631,905
Bravida Holding AB(3)	410,066	4,638,560
Indutrade AB	238,931	5,084,689
Lagercrantz Group AB, Class B	294,699	3,690,359
Sdiptech AB, Class B(2)	198,623	4,615,318
		$ 29,017,144
Switzerland — 1.9%
Galenica AG(3)	36,964	$ 3,127,073
Straumann Holding AG	30,351	4,552,181
		$ 7,679,254
United Kingdom — 20.9%
Abcam PLC ADR(2)	254,004	$ 3,418,894
Ashtead Group PLC	81,806	5,023,285
Bellway PLC	71,343	1,943,276
Compass Group PLC	113,413	2,850,243
Cranswick PLC	119,996	4,466,607
Dechra Pharmaceuticals PLC	163,521	5,353,587
Diploma PLC	175,437	6,108,307
DiscoverIE Group PLC	629,786	5,999,942
Games Workshop Group PLC	45,804	5,455,751
Security	Shares	Value
United Kingdom (continued)
Grainger PLC	149,163	$ 428,737
Greggs PLC	125,340	4,304,281
Halma PLC	162,872	4,496,322
InterContinental Hotels Group PLC	72,867	4,770,284
JTC PLC(3)	561,322	4,894,564
Judges Scientific PLC	46,948	4,938,126
Nomad Foods, Ltd.(2)	103,807	1,945,343
Shaftesbury Capital PLC	1,592,689	2,250,284
St. James's Place PLC	302,872	4,544,732
Volution Group PLC	1,181,329	6,311,699
Watches of Switzerland Group PLC(2)(3)	208,527	2,103,228
Wise PLC, Class A(2)	446,528	2,997,630
		$ 84,605,122
Total Common Stocks (identified cost $362,317,947)		$381,463,247

Exchange-Traded Funds — 4.4%

Security	Shares	Value
Equity Funds — 4.4%
iShares MSCI Hong Kong ETF	389,711	$ 8,008,561
iShares MSCI Singapore ETF(1)	247,266	4,908,230
Vanguard MSCI Australian Small Companies Index ETF	117,168	4,791,759
Total Exchange-Traded Funds (identified cost $18,857,850)		$ 17,708,550

High Social Impact Investments — 0.1%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(4)(5)	$560	$ 536,788
Total High Social Impact Investments (identified cost $560,000)		$ 536,788

Short-Term Investments — 2.5%

Affiliated Fund — 1.0%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.73%(6)	4,308,760	$ 4,308,760
Total Affiliated Fund (identified cost $4,308,760)		$ 4,308,760

7
See Notes to Financial Statements.

Calvert
International Opportunities Fund
March 31, 2023
Schedule of Investments (Unaudited) — continued

Securities Lending Collateral — 1.5%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.84%(7)	5,938,883	$ 5,938,883
Total Securities Lending Collateral (identified cost $5,938,883)		$ 5,938,883
Total Short-Term Investments (identified cost $10,247,643)		$ 10,247,643

Total Investments — 101.2% (identified cost $391,983,440)	$ 409,956,228
Other Assets, Less Liabilities — (1.2)%	$ (5,035,467)
Net Assets — 100.0%	$ 404,920,761

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	All or a portion of this security was on loan at March 31, 2023. The aggregate market value of securities on loan at March 31, 2023 was $12,990,729.
(2)	Non-income producing security.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2023, the aggregate value of these securities is $30,732,203 or 7.6% of the Fund's net assets.
(4)	May be deemed to be an affiliated company (see Note 7).
(5)	Restricted security. Total market value of restricted securities amounts to $536,788, which represents 0.1% of the net assets of the Fund as of March 31, 2023.
(6)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of March 31, 2023.
(7)	Represents investment of cash collateral received in connection with securities lending.
At March 31, 2023, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Industrials	23.2%
Consumer Discretionary	13.4
Financials	12.9
Information Technology	10.1
Health Care	10.0
Real Estate	8.0
Consumer Staples	7.6
Exchange-Traded Funds	4.4
Communication Services	4.0
Materials	3.7
Utilities	1.3
High Social Impact Investments	0.1
Total	98.7%

Restricted Securities
Description	Acquisition Date	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23	12/14/20	$560,000

Abbreviations:
ADR	– American Depositary Receipt
8
See Notes to Financial Statements.

Calvert
International Opportunities Fund
March 31, 2023
Statement of Assets and Liabilities (Unaudited)

March 31, 2023
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $387,114,680) - including $12,990,729 of securities on loan	$ 405,110,680
Investments in securities of affiliated issuers, at value (identified cost $4,868,760)	4,845,548
Cash denominated in foreign currency, at value (cost $74,896)	74,750
Receivable for investments sold	1,179,694
Receivable for capital shares sold	373,582
Dividends receivable	1,194,796
Dividend and interest receivable - affilaited	35,030
Securities lending income receivable	19,325
Tax reclaims receivable	337,630
Directors' deferred compensation plan	140,909
Total assets	$413,311,944
Liabilities
Payable for investments purchased	$ 1,630,623
Payable for capital shares redeemed	231,716
Deposits for securities loaned	5,938,883
Payable to affiliates:
Investment advisory fee	251,996
Administrative fee	40,538
Distribution and service fees	18,260
Sub-transfer agency fee	1,771
Directors' deferred compensation plan	140,909
Accrued expenses	136,487
Total liabilities	$ 8,391,183
Net Assets	$404,920,761
Sources of Net Assets
Paid-in capital	$ 422,615,044
Accumulated loss	(17,694,283)
Net Assets	$404,920,761
Class A Shares
Net Assets	$ 71,111,461
Shares Outstanding	4,310,897
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 16.50
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$ 17.41
Class C Shares
Net Assets	$ 4,076,999
Shares Outstanding	255,233
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 15.97
9
See Notes to Financial Statements.

Calvert
International Opportunities Fund
March 31, 2023
Statement of Assets and Liabilities (Unaudited) — continued

March 31, 2023
Class I Shares
Net Assets	$ 237,358,290
Shares Outstanding	14,736,601
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 16.11
Class R6 Shares
Net Assets	$ 92,374,011
Shares Outstanding	5,742,407
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 16.09

On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
10
See Notes to Financial Statements.

Calvert
International Opportunities Fund
March 31, 2023
Statement of Operations (Unaudited)

Six Months Ended
March 31, 2023
Investment Income
Dividend income (net of foreign taxes withheld of $232,417)	$ 3,305,808
Dividend income - affiliated issuers	95,131
Interest income	2,676
Interest income - affiliated issuers	4,200
Securities lending income, net	178,561
Total investment income	$ 3,586,376
Expenses
Investment advisory fee	$ 1,454,263
Administrative fee	232,682
Distribution and service fees:
Class A	85,895
Class C	19,991
Directors' fees and expenses	13,418
Custodian fees	26,479
Transfer agency fees and expenses	145,569
Accounting fees	59,425
Professional fees	23,276
Registration fees	41,621
Reports to shareholders	22,653
Miscellaneous	16,252
Total expenses	$ 2,141,524
Waiver and/or reimbursement of expenses by affiliates	$ (4,019)
Net expenses	$ 2,137,505
Net investment income	$ 1,448,871
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$ (17,122,568)
Foreign currency transactions	(10,682)
Net realized loss	$(17,133,250)
Change in unrealized appreciation (depreciation):
Investment securities	$ 90,886,813
Investment securities - affiliated issuers	16,682
Foreign currency	46,383
Net change in unrealized appreciation (depreciation)	$ 90,949,878
Net realized and unrealized gain	$ 73,816,628
Net increase in net assets from operations	$ 75,265,499
11
See Notes to Financial Statements.

Calvert
International Opportunities Fund
March 31, 2023
Statements of Changes in Net Assets

	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 1,448,871	$ 5,938,986
Net realized loss	(17,133,250)	(16,189,775)
Net change in unrealized appreciation (depreciation)	90,949,878	(169,995,333)
Net increase (decrease) in net assets from operations	$ 75,265,499	$(180,246,122)
Distributions to shareholders:
Class A	$ (226,125)	$ (6,524,092)
Class C	—	(390,242)
Class I	(1,303,518)	(26,006,669)
Class R6	(777,165)	(4,768,045)
Total distributions to shareholders	$ (2,306,808)	$ (37,689,048)
Capital share transactions:
Class A	$ (2,232,063)	$ 8,211,521
Class C	(261,014)	(162,702)
Class I	7,500,264	(19,734,804)
Class R6	(12,448,864)	53,993,474
Net increase (decrease) in net assets from capital share transactions	$ (7,441,677)	$ 42,307,489
Net increase (decrease) in net assets	$ 65,517,014	$(175,627,681)
Net Assets
At beginning of period	$ 339,403,747	$ 515,031,428
At end of period	$404,920,761	$ 339,403,747
12
See Notes to Financial Statements.

Calvert
International Opportunities Fund
March 31, 2023
Financial Highlights

	Class A
	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 13.56	$ 22.54	$ 18.01	$ 16.18	$ 18.86	$ 18.70
Income (Loss) From Operations
Net investment income(1)	$ 0.04	$ 0.21	$ 0.08	$ 0.07	$ 0.18	$ 0.17
Net realized and unrealized gain (loss)	2.95	(7.63)	4.56	1.95	(1.51)	1.20
Total income (loss) from operations	$ 2.99	$ (7.42)	$ 4.64	$ 2.02	$ (1.33)	$ 1.37
Less Distributions
From net investment income	$ (0.05)	$ (0.27)	$ (0.11)	$ (0.19)	$ (0.23)	$ (0.24)
From net realized gain	—	(1.29)	—	—	(1.12)	(0.97)
Total distributions	$ (0.05)	$ (1.56)	$ (0.11)	$ (0.19)	$ (1.35)	$ (1.21)
Net asset value — End of period	$ 16.50	$ 13.56	$ 22.54	$ 18.01	$ 16.18	$ 18.86
Total Return(2)	22.08% (3)	(35.33)%	25.83%	12.57%	(6.77)%	7.62%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$71,111	$60,335	$92,236	$68,940	$64,070	$65,994
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.32% (5)	1.32%	1.30%	1.32%	1.37%	1.38%
Net expenses	1.32% (5)(6)	1.32% (6)	1.30%	1.32%	1.35%	1.38%
Net investment income	0.53% (5)	1.14%	0.36%	0.42%	1.15%	0.91%
Portfolio Turnover	18% (3)	48%	54%	62%	60%	60%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2023 and the year ended September 30, 2022).
13
See Notes to Financial Statements.

Calvert
International Opportunities Fund
March 31, 2023
Financial Highlights — continued

	Class C
	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 13.13	$ 21.87	$ 17.51	$ 15.74	$ 18.37	$ 18.29
Income (Loss) From Operations
Net investment income (loss)(1)	$ (0.02)	$ 0.07	$ (0.08)	$ (0.06)	$ 0.06	$ 0.03
Net realized and unrealized gain (loss)	2.86	(7.42)	4.44	1.90	(1.47)	1.18
Total income (loss) from operations	$ 2.84	$ (7.35)	$ 4.36	$ 1.84	$ (1.41)	$ 1.21
Less Distributions
From net investment income	$ —	$ (0.10)	$ —	$ (0.07)	$ (0.10)	$ (0.16)
From net realized gain	—	(1.29)	—	—	(1.12)	(0.97)
Total distributions	$ —	$ (1.39)	$ —	$ (0.07)	$ (1.22)	$ (1.13)
Net asset value — End of period	$15.97	$ 13.13	$21.87	$17.51	$15.74	$18.37
Total Return(2)	21.63% (3)	(35.84)%	24.90%	11.68%	(7.49)%	6.92%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 4,077	$ 3,583	$ 6,260	$ 5,527	$ 6,532	$ 7,603
Ratios (as a percentage of average daily net assets):(4)
Total expenses	2.07% (5)	2.07%	2.05%	2.08%	2.12%	2.13%
Net expenses	2.07% (5)(6)	2.07% (6)	2.05%	2.08%	2.10%	2.13%
Net investment income (loss)	(0.23)% (5)	0.37%	(0.40)%	(0.37)%	0.38%	0.18%
Portfolio Turnover	18% (3)	48%	54%	62%	60%	60%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2023 and the year ended September 30, 2022).
14
See Notes to Financial Statements.

Calvert
International Opportunities Fund
March 31, 2023
Financial Highlights — continued

	Class I
	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 13.26	$ 22.08	$ 17.64	$ 15.86	$ 18.52	$ 18.42
Income (Loss) From Operations
Net investment income(1)	$ 0.06	$ 0.25	$ 0.13	$ 0.11	$ 0.22	$ 0.23
Net realized and unrealized gain (loss)	2.88	(7.46)	4.47	1.90	(1.49)	1.17
Total income (loss) from operations	$ 2.94	$ (7.21)	$ 4.60	$ 2.01	$ (1.27)	$ 1.40
Less Distributions
From net investment income	$ (0.09)	$ (0.32)	$ (0.16)	$ (0.23)	$ (0.27)	$ (0.33)
From net realized gain	—	(1.29)	—	—	(1.12)	(0.97)
Total distributions	$ (0.09)	$ (1.61)	$ (0.16)	$ (0.23)	$ (1.39)	$ (1.30)
Net asset value — End of period	$ 16.11	$ 13.26	$ 22.08	$ 17.64	$ 15.86	$ 18.52
Total Return(2)	22.24% (3)	(35.18)%	26.17%	12.77%	(6.50)%	7.95%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$237,358	$189,082	$348,044	$254,350	$222,546	$230,748
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.06% (5)	1.06%	1.05%	1.07%	1.12%	1.13%
Net expenses	1.06% (5)(6)	1.06% (6)	1.05%	1.07%	1.10%	1.13%
Net investment income	0.80% (5)	1.37%	0.62%	0.67%	1.41%	1.23%
Portfolio Turnover	18% (3)	48%	54%	62%	60%	60%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2023 and the year ended September 30, 2022).
15
See Notes to Financial Statements.

Calvert
International Opportunities Fund
March 31, 2023
Financial Highlights — continued

	Class R6
	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30,			Period Ended September 30, 2019(1)
		2022	2021	2020
Net asset value — Beginning of period	$ 13.26	$ 22.07	$ 17.64	$ 15.86	$ 15.14
Income (Loss) From Operations
Net investment income(2)	$ 0.06	$ 0.27	$ 0.14	$ 0.12	$ 0.16
Net realized and unrealized gain (loss)	2.89	(7.45)	4.46	1.91	0.56
Total income (loss) from operations	$ 2.95	$ (7.18)	$ 4.60	$ 2.03	$ 0.72
Less Distributions
From net investment income	$ (0.12)	$ (0.34)	$ (0.17)	$ (0.25)	$ —
From net realized gain	—	(1.29)	—	—	—
Total distributions	$ (0.12)	$ (1.63)	$ (0.17)	$ (0.25)	$ —
Net asset value — End of period	$ 16.09	$ 13.26	$ 22.07	$ 17.64	$ 15.86
Total Return(3)	22.30% (4)	(35.11)%	26.21%	12.87%	4.76% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$92,374	$86,404	$68,492	$48,475	$43,489
Ratios (as a percentage of average daily net assets):(5)
Total expenses	0.99% (6)	0.99%	0.97%	1.00%	1.08% (6)
Net expenses	0.99% (6)(7)	0.99% (7)	0.97%	1.00%	1.05% (6)
Net investment income	0.82% (6)	1.56%	0.69%	0.74%	1.53% (6)
Portfolio Turnover	18% (4)	48%	54%	62%	60% (8)

(1)	For the period from the commencement of operations, February 1, 2019, to September 30, 2019.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2023 and the year ended September 30, 2022).
(8)	For the year ended September 30, 2019.
16
See Notes to Financial Statements.

Calvert
International Opportunities Fund
March 31, 2023
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert International Opportunities Fund (the Fund) is a diversified series of Calvert World Values Fund, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek long-term capital appreciation. The Fund invests primarily in common and preferred stocks of non-U.S. small-cap to mid-cap companies.
The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 1.00% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1% on shares redeemed within 12 months of purchase. Class C shares are only available for purchase through a financial intermediary. Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. Class I and Class R6 shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund's Board has approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Such securities are categorized as Level 2 in the hierarchy.
Debt Securities. Debt securities are generally valued based on valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued based on valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Other Securities. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to
17

Calvert
International Opportunities Fund
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund's holdings as of March 31, 2023, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Australia	$ —	$ 35,039,377	$ —	$ 35,039,377
Austria	—	5,344,574	—	5,344,574
Belgium	—	9,298,838	—	9,298,838
Canada	13,168,850	—	—	13,168,850
France	—	4,360,994	—	4,360,994
Germany	—	6,893,973	—	6,893,973
Ireland	—	4,710,783	—	4,710,783
Italy	—	27,424,855	—	27,424,855
Japan	—	110,283,850	—	110,283,850
Luxembourg	—	1,121,392	—	1,121,392
Netherlands	—	17,754,359	—	17,754,359
New Zealand	—	2,955,866	—	2,955,866
Norway	—	9,020,993	—	9,020,993
Portugal	—	2,690,887	—	2,690,887
Singapore	—	3,403,746	—	3,403,746
Spain	—	6,688,390	—	6,688,390
Sweden	4,316,966	24,700,178	—	29,017,144
Switzerland	—	7,679,254	—	7,679,254
United Kingdom	5,364,237	79,240,885	—	84,605,122
Total Common Stocks	$22,850,053	$358,613,194 (1)	$ —	$381,463,247
Exchange-Traded Funds	$ 12,916,791	$ 4,791,759	$ —	$ 17,708,550
High Social Impact Investments	—	536,788	—	536,788
Short-Term Investments:
Affiliated Fund	4,308,760	—	—	4,308,760
Securities Lending Collateral	5,938,883	—	—	5,938,883
Total Investments	$46,014,487	$363,941,741	$ —	$409,956,228

(1)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.
18

Calvert
International Opportunities Fund
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

C  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer agency fees and expenses on the Statement of Operations, are not allocated to Class R6 shares.
D  Foreign Currency Transactions— The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
E  Restricted Securities— The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities (excluding Rule 144A securities) is included at the end of the Schedule of Investments.
F  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. Distributions from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
G  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
H   Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
I  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
J  Interim Financial Statements— The interim financial statements relating to March 31, 2023 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at the annual rate of 0.75% of the Fund’s average daily net assets and is payable monthly. For the six months ended March 31, 2023, the investment advisory fee amounted to $1,454,263.
Pursuant to an investment sub-advisory agreement, CRM has delegated a portion of the investment management of the Fund to Eaton Vance Advisers International Ltd. (EVAIL), an affiliate of CRM and an indirect, wholly-owned subsidiary of Morgan Stanley. EVAIL uses the portfolio management, research and other resources of its affiliate, MSIM Fund Management (Ireland) Limited (MSIM FMIL), in rendering investment advisory services to the Fund. MSIM FMIL has entered into a Memorandum of Understanding with EVAIL pursuant to which MSIM FMIL is considered a participating affiliate of the sub-adviser as that term is used in relief granted by the staff of the U.S. Securities and Exchange Commission allowing U.S. registered investment advisers to use portfolio management or research resources of unregistered advisory affiliates subject to the supervision of a U.S. registered adviser. CRM pays EVAIL a portion of its investment advisory fee for sub-advisory services provided to the Fund.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended March 31, 2023, the investment advisory fee paid was reduced by $4,019 relating to the Fund’s investment in the Liquidity Fund.
19

Calvert
International Opportunities Fund
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

CRM and EVAIL have agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 1.34%, 2.09%, 1.09% and 1.05% for Class A, Class C, Class I and Class R6, respectively, of such class’s average daily net assets. The expense reimbursement agreement may be changed or terminated after January 31, 2024. For the six months ended March 31, 2023, no expenses were waived or reimbursed by CRM and EVAIL.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class C, Class I and Class R6 and is payable monthly. For the six months ended March 31, 2023, CRM was paid administrative fees of $232,682.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. In addition, pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended March 31, 2023 amounted to $85,895 and $19,991 for Class A shares and Class C shares, respectively.
The Fund was informed that EVD received $2,968 as its portion of the sales charge on sales of Class A shares for the six months ended March 31, 2023. The Fund was also informed that EVD received $1 and $174 of contingent deferred sales charges paid by Class A and Class C shareholders, respectively, for the same period.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2023, sub-transfer agency fees and expenses incurred to EVM amounted to $15,723 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $214,000, an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $40,000 ($30,000 prior to January 1, 2023) annual fee, Committee chairs receive an additional $15,000 ($6,000 prior to January 1, 2023) annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Investment Activity
During the six months ended March 31, 2023, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $66,905,440 and $74,186,155, respectively.
4  Distributions to Shareholders and Income Tax Information
At September 30, 2022, the Fund, for federal income tax purposes, had deferred capital losses of $9,230,593 which would reduce the Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year, can be carried forward for an unlimited period, and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at September 30, 2022, $9,230,593 are short-term.
20

Calvert
International Opportunities Fund
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2023, as determined on a federal income tax basis, were as follows:
Aggregate cost	$402,133,895
Gross unrealized appreciation	$ 42,551,686
Gross unrealized depreciation	(34,729,353)
Net unrealized appreciation	$ 7,822,333
5  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At March 31, 2023, the total value of securities on loan was $12,990,729 and the total value of collateral received was $13,631,663, comprised of cash of $5,938,883 and U.S. government and/or agencies securities of $7,692,780.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2023.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$ 2,237,183	$ —	$ —	$ —	$ 2,237,183
Exchange-Traded Funds	3,701,700	—	—	—	3,701,700
Total	$5,938,883	$ —	$ —	$ —	$5,938,883
The carrying amount of the liability for deposits for securities loaned at March 31, 2023 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at March 31, 2023.
6  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $725 million unsecured line of credit agreement with a group of banks, which is in effect through October 24, 2023. In connection with the renewal of the agreement on October 25, 2022, the borrowing limit was decreased from $800 million. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Also in connection with the renewal of the agreement, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
21

Calvert
International Opportunities Fund
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

The Fund had no borrowings outstanding pursuant to its line of credit at March 31, 2023. The Fund did not have any significant borrowings or allocated fees during the six months ended March 31, 2023.
7  Affiliated Investments
The Fund has invested a portion of its assets in notes (the Notes) issued by Calvert Impact Capital, Inc. (CIC) pursuant to exemptive relief granted by the U.S. Securities and Exchange Commission (the SEC). There are certain potential points of affiliation between the Fund and CIC. CRM has licensed use of the Calvert name to CIC and provides other types of support. An officer of CRM serves on the CIC Board. In addition, a director/trustee on the Fund Board serves as a director emeritus on the CIC Board.
At March 31, 2023, the value of the Fund’s investment in the Notes and in funds that may be deemed to be affiliated was $4,845,548, which represents 1.1% of the Fund’s net assets. Transactions in such investments by the Fund for the six months ended March 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(1)	$ 520,106	$ —	$ —	$ —	$ 16,682	$ 536,788	$ 4,200	$ 560,000
Short-Term Investments
Liquidity Fund	7,647,564	57,530,380	(60,869,184)	—	—	4,308,760	95,131	4,308,760
Total				$ —	$16,682	$4,845,548	$99,331

(1)	Restricted security.
8  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 75,000,000 common shares, $0.01 par value, for each Class.
Transactions in capital shares, including direct exchanges pursuant to share class conversions for all periods presented, were as follows:
	Six Months Ended March 31, 2023 (Unaudited)		Year Ended September 30, 2022
	Shares	Amount	Shares	Amount
Class A
Shares sold	204,513	$ 3,202,149	794,622	$ 14,816,956
Reinvestment of distributions	14,004	218,316	304,379	6,349,351
Shares redeemed	(358,101)	(5,652,528)	(741,218)	(12,954,786)
Net increase (decrease)	(139,584)	$ (2,232,063)	357,783	$ 8,211,521
Class C
Shares sold	8,398	$ 130,201	28,158	$ 489,572
Reinvestment of distributions	—	—	16,712	339,750
Shares redeemed	(25,992)	(391,215)	(58,317)	(992,024)
Net decrease	(17,594)	$ (261,014)	(13,447)	$ (162,702)
Class I
Shares sold	3,082,024	$ 47,032,138	5,958,362	$ 102,997,588
Reinvestment of distributions	73,452	1,117,208	1,144,540	23,314,281
Shares redeemed	(2,679,863)	(40,649,082)	(8,606,572)	(146,046,673)
Net increase (decrease)	475,613	$ 7,500,264	(1,503,670)	$ (19,734,804)
22

Calvert
International Opportunities Fund
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

	Six Months Ended March 31, 2023 (Unaudited)		Year Ended September 30, 2022
	Shares	Amount	Shares	Amount
Class R6
Shares sold	204,915	$ 3,038,522	4,002,027	$ 64,255,839
Reinvestment of distributions	51,163	777,165	234,302	4,768,045
Shares redeemed	(1,030,084)	(16,264,551)	(822,820)	(15,030,410)
Net increase (decrease)	(774,006)	$(12,448,864)	3,413,509	$ 53,993,474
9  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Fund's performance, or the performance of the securities in which the Fund invests.
23

Calvert
International Opportunities Fund
March 31, 2023
Officers and Directors

Officers
Hope L. Brown Chief Compliance Officer
Deidre E. Walsh Secretary, Vice President and Chief Legal Officer
James F. Kirchner Treasurer
Directors
Alice Gresham Bullock Chairperson
Richard L. Baird, Jr.
Cari M. Dominguez
Theodore H. Eliopoulos*(1)
John G. Guffey, Jr.
Miles D. Harper, III
Joy V. Jones
Anthony A. Williams
*Interested Director and President
(1)Mr. Eliopoulos began serving as Director effective December 30, 2022.
24

Calvert Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■
investment experience and risk tolerance
■
checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com

25

Calvert Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■
buy securities from us or make a wire transfer
■
give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■
affiliates from using your information to market to you
■
sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
26

Calvert Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial intermediary, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial intermediary.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Calvert website at www.calvert.com, by calling Calvert at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.
27

This Page Intentionally Left Blank

Investment Adviser and Administrator
Calvert Research and Management
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
Investment Sub-Adviser
Eaton Vance Advisers International Ltd.
125 Old Broad Street
London, EC2N 1AR
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
SS&C Global Investor & Distribution Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169
Fund Offices
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
24212     3.31.23

Calvert
Emerging Markets Advancement Fund
Semiannual Report
March 31, 2023

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund and the other funds it manages. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.
Choose Planet-friendly E-delivery!
Sign up now for on-line statements, prospectuses, and fund reports. In less than five minutes you can help reduce paper mail and lower fund costs.
Just go to www.calvert.com. If you already have an online account with the Calvert funds, click on Login to access your Account and select the documents you would like to receive via e-mail.
If you’re new to online account access, click on Login, then Register to create your user name and password. Once you’re in, click on the E-delivery sign-up on the Account Portfolio page and follow the quick, easy steps.
Note: If your shares are not held directly with the Calvert funds but through a brokerage firm, you must contact your broker for electronic delivery options available through their firm.

Semiannual Report March 31, 2023
Calvert
Emerging Markets Advancement Fund

Calvert
Emerging Markets Advancement Fund
March 31, 2023
Performance

Portfolio Manager(s) Marshall Stocker, Ph.D., CFA and Steven Vanne, CFA, each of Calvert Research and Management
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	10/01/2019	10/01/2019	7.86%	(9.98)%	—%	3.03%
Class A with 5.25% Maximum Sales Charge	—	—	2.22	(14.71)	—	1.46
Class I at NAV	10/01/2019	10/01/2019	7.94	(9.74)	—	3.27

MSCI Emerging Markets Index	—	—	14.04%	(10.70)%	(0.91)%	2.06%
Calvert Emerging Markets Responsible Index	—	—	14.69	(10.31)	—	2.39

% Total Annual Operating Expense Ratios[3]	Class A	Class I
Gross	1.36%	1.11%
Net	1.22	0.97
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.calvert.com.
2

Calvert
Emerging Markets Advancement Fund
March 31, 2023
Fund Profile

Sector Allocation (% of net assets)[1]
Top 10 Holdings (% of net assets)[1]
Samsung Electronics Co., Ltd.	5.4%
Tencent Holdings, Ltd.	5.2
Eurobank Ergasias S.A.	2.5
Hellenic Telecommunications Organization S.A.	2.5
Piraeus Financial Holdings S.A.	2.3
Bank of Georgia Group PLC	2.2
Alpha Services and Holdings S.A.	2.2
Bank of Cyprus Holdings PLC	2.1
International Holdings Co. PJSC	2.0
Georgia Capital PLC	1.9
Total	28.3%

Footnotes:
[1]	Excludes cash and cash equivalents.
3

Calvert
Emerging Markets Advancement Fund
March 31, 2023
Endnotes and Additional Disclosures

[1]	MSCI Emerging Markets Index is an unmanaged index of emerging markets common stocks. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. The Calvert Emerging Markets Responsible Index (the Index) is composed of equity securities of companies that are located in or tied economically to countries that Calvert Research and Management has classified as emerging market countries and that meet certain environmental, social and governance criteria. The Index is reconstituted annually and rebalanced quarterly. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund's or oldest share class's inception, as applicable.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 1/31/24. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
Fund profile subject to change due to active management.
4

Calvert
Emerging Markets Advancement Fund
March 31, 2023
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2022 to March 31, 2023).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (10/1/22)	Ending Account Value (3/31/23)	Expenses Paid During Period* (10/1/22 – 3/31/23)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,078.60	$6.27 **	1.21%
Class I	$1,000.00	$1,079.40	$4.98 **	0.96%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.90	$6.09 **	1.21%
Class I	$1,000.00	$1,020.14	$4.84 **	0.96%

*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2022.
**	Absent a waiver and/or reimbursement of expenses by affiliates, expenses would be higher.
5

Calvert
Emerging Markets Advancement Fund
March 31, 2023
Schedule of Investments (Unaudited)

Common Stocks — 95.0%

Security	Shares	Value
China — 25.6%
360 DigiTech, Inc. ADR	5,000	$ 97,000
AAC Technologies Holdings, Inc.(1)(2)	22,000	54,414
Alibaba Health Information Technology, Ltd.(1)	182,000	131,262
A-Living Smart City Services Co., Ltd.(2)(3)	24,500	21,239
Autohome, Inc. ADR	2,100	70,287
Bank of Communications Co., Ltd., Class H	544,000	342,124
BeiGene, Ltd.(1)	24,000	399,473
Beijing Enterprises Water Group, Ltd.	136,000	33,984
Bilibili, Inc. ADR(1)	6,000	141,000
Blue Moon Group Holdings, Ltd.(2)(3)	64,000	40,803
BYD Co., Ltd., Class H	19,000	558,907
BYD Electronic International Co., Ltd.	20,500	63,798
China Communications Services Corp., Ltd., Class H	82,000	40,350
China Conch Venture Holdings, Ltd.	52,000	91,064
China Datang Corp. Renewable Power Co., Ltd., Class H	77,000	27,554
China Everbright Bank Co., Ltd., Class H	133,000	40,347
China Everbright Environment Group, Ltd.	123,000	52,756
China International Capital Corp., Ltd., Class H(3)	64,800	130,010
China International Marine Containers Group Co., Ltd., Class H	15,200	10,471
China Jinmao Holdings Group, Ltd.	186,000	36,210
China Lesso Group Holdings, Ltd.	42,000	37,528
China Literature, Ltd.(1)(3)	10,600	54,739
China Medical System Holdings, Ltd.	31,000	48,911
China Meidong Auto Holdings, Ltd.(2)	26,000	56,079
China Mengniu Dairy Co., Ltd.(1)	73,000	299,259
China Merchants Bank Co., Ltd., Class H	81,500	413,858
China Minsheng Banking Corp., Ltd., Class H	289,500	99,197
China Overseas Land & Investment, Ltd.	102,500	247,279
China Pacific Insurance Group Co., Ltd., Class H	95,600	253,444
China Resources Cement Holdings, Ltd.	94,000	46,159
China Resources Gas Group, Ltd.	30,600	112,559
China Resources Land, Ltd.	70,000	318,768
China Resources Pharmaceutical Group, Ltd.(3)	39,000	30,859
China Ruyi Holdings, Ltd.(1)(2)	156,000	40,798
China State Construction International Holdings, Ltd.	62,000	70,142
China Tower Corp, Ltd., Class H(3)	1,394,000	168,716
China Traditional Chinese Medicine Holdings Co., Ltd.	62,000	32,483
China Vanke Co., Ltd., Class H	66,100	104,302
Chinasoft International, Ltd.(1)	76,000	48,148
Chindata Group Holdings, Ltd. ADR(1)	4,300	30,057
Chongqing Rural Commercial Bank Co., Ltd., Class H	100,000	36,452
Country Garden Holdings Co., Ltd.(2)	299,000	83,955
Country Garden Services Holdings Co., Ltd.	64,000	110,342
CSPC Pharmaceutical Group, Ltd.	206,000	201,945
Dali Foods Group Co., Ltd.(3)	66,000	27,518
Security	Shares	Value
China (continued)
Dongyue Group, Ltd.	49,000	$ 50,646
ENN Energy Holdings, Ltd.	20,500	280,706
Far East Horizon, Ltd.(2)	59,000	52,982
Flat Glass Group Co., Ltd., Class H(2)	16,000	45,763
Fuyao Glass Industry Group Co., Ltd., Class H(3)	23,600	102,903
GDS Holdings, Ltd. ADR(1)	2,700	50,382
Geely Automobile Holdings, Ltd.	174,000	224,220
Great Wall Motor Co., Ltd., Class H(2)	107,500	133,015
Greentown China Holdings, Ltd.	30,500	39,475
Greentown Service Group Co., Ltd.(2)	52,000	32,804
Guangdong Investment, Ltd.	96,000	98,205
Guangzhou Automobile Group Co., Ltd., Class H	124,000	78,356
H World Group, Ltd. ADR(1)	6,000	293,880
Haichang Ocean Park Holdings, Ltd.(1)(2)(3)	120,000	26,168
Haidilao International Holding, Ltd.(1)(2)(3)	38,000	102,987
Haier Smart Home Co., Ltd., Class H	76,000	237,977
Haitong Securities Co., Ltd., Class H	118,000	73,658
Hangzhou Tigermed Consulting Co., Ltd., Class H(3)	3,000	28,265
Hansoh Pharmaceutical Group Co., Ltd.(3)	26,000	45,071
Hengan International Group Co., Ltd.	26,000	120,433
Hopson Development Holdings, Ltd.(2)	25,500	23,326
Hua Hong Semiconductor, Ltd.(1)(3)	18,000	79,810
Huatai Securities Co., Ltd., Class H(3)	63,000	71,917
Hygeia Healthcare Holdings Co., Ltd.(1)(2)(3)	8,400	59,896
Innovent Biologics, Inc.(1)(3)	27,500	123,352
JD Health International, Inc.(1)(3)	25,800	191,306
JD Logistics, Inc.(1)(3)	51,500	92,336
JD.com, Inc. ADR(2)	17,900	785,631
Jiangsu Expressway Co., Ltd., Class H	42,000	39,059
Jiumaojiu International Holdings, Ltd.(3)	26,000	61,810
JS Global Lifestyle Co., Ltd.(3)	43,500	44,607
Kingboard Chemical Holdings, Ltd.	21,500	66,109
Kingdee International Software Group Co., Ltd.(1)	76,000	122,768
Kingsoft Corp., Ltd.	27,200	133,713
Longfor Group Holdings, Ltd.(3)	53,500	150,890
Lufax Holding, Ltd. ADR	29,100	59,364
Meituan, Class B(1)(3)	71,100	1,289,911
Microport Scientific Corp.(1)	18,600	43,807
Ming Yuan Cloud Group Holdings, Ltd.(2)	10,000	6,381
NetEase, Inc. ADR(2)	7,300	645,612
NIO, Inc. ADR(1)	29,000	304,790
Nongfu Spring Co., Ltd., Class H(3)	49,800	287,138
PDD Holdings, Inc. ADR(1)	8,900	675,510
Pharmaron Beijing Co., Ltd., Class H(3)	4,700	19,670
Ping An Healthcare and Technology Co., Ltd.(1)(2)(3)	14,800	37,268
Postal Savings Bank of China Co., Ltd., Class H(2)(3)	324,000	192,150
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	61,200	97,792

6
See Notes to Financial Statements.

Calvert
Emerging Markets Advancement Fund
March 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
China (continued)
Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H(2)	12,000	$ 34,118
Shanghai Fudan Microelectronics Group Co., Ltd., Class H	8,000	29,562
Shanghai Junshi Biosciences Co., Ltd., Class H(1)(3)	2,800	9,770
Shanghai Pharmaceuticals Holding Co., Ltd., Class H	18,000	33,614
Sino Biopharmaceutical, Ltd.	245,000	137,321
Sinopharm Group Co., Ltd., Class H	33,200	100,323
Sunny Optical Technology Group Co., Ltd.	23,200	279,946
Tencent Holdings, Ltd.	90,900	4,442,219
Tencent Music Entertainment Group ADR(1)	20,400	168,912
Tingyi Cayman Islands Holding Corp.	60,000	100,407
Tongcheng Travel Holdings, Ltd.(1)	36,000	78,363
Topsports International Holdings, Ltd.(3)	121,000	110,298
TravelSky Technology, Ltd., Class H	28,000	52,174
Trip.com Group, Ltd. ADR(1)	11,700	440,739
Vipshop Holdings, Ltd. ADR(1)	15,600	236,808
Want Want China Holdings, Ltd.	159,000	102,299
Weibo Corp. ADR(1)	4,500	90,270
Weichai Power Co., Ltd., Class H	64,000	102,696
WuXi AppTec Co., Ltd., Class H(3)	8,900	93,208
WuXi Biologics Cayman, Inc.(1)(3)	72,000	443,661
Xinyi Energy Holdings, Ltd.(2)	80,000	24,030
Xinyi Solar Holdings, Ltd.	186,000	222,976
XPENG, Inc. ADR(1)	21,400	237,754
Xtep International Holdings, Ltd.	58,500	74,509
Yadea Group Holdings, Ltd.(3)	44,000	113,341
Yihai International Holding, Ltd.(1)	13,000	38,196
Yuexiu Property Co., Ltd.	41,000	61,993
Yum China Holdings, Inc.	8,200	519,798
Zai Lab, Ltd. ADR(1)	1,900	63,194
Zhongsheng Group Holdings, Ltd.	25,000	123,184
Zhuzhou CRRC Times Electric Co., Ltd.	17,700	77,010
Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H(2)	48,800	25,809
		$21,848,871
Cyprus — 2.1%
Bank of Cyprus Holdings PLC(1)(2)	600,026	$ 1,768,444
		$ 1,768,444
Georgia — 5.7%
Bank of Georgia Group PLC	55,000	$ 1,867,968
Georgia Capital PLC(1)	170,600	1,652,143
TBC Bank Group PLC	47,000	1,297,419
		$ 4,817,530
Greece — 17.1%
Alpha Services and Holdings S.A.(1)	1,511,300	$ 1,857,433
Athens Water Supply & Sewage Co. S.A.	30,600	216,211
Security	Shares	Value
Greece (continued)
Eurobank Ergasias S.A.(1)	1,634,182	$ 2,165,264
GEK Terna Holding Real Estate Construction S.A.(1)	36,300	432,580
Hellenic Telecommunications Organization S.A.	142,802	2,091,450
JUMBO S.A.	77,400	1,642,435
LAMDA Development S.A.(1)	46,600	295,371
National Bank of Greece S.A.(1)	152,621	743,113
Piraeus Financial Holdings S.A.(1)	901,300	1,968,525
Public Power Corp. S.A.(1)	122,400	1,065,347
Star Bulk Carriers Corp.	61,600	1,300,992
Terna Energy S.A.	36,300	773,353
		$14,552,074
India — 3.6%
Aarti Industries, Ltd.	2,934	$ 18,522
Aarti Pharmalabs, Ltd.(1)	700	2,347
Apollo Hospitals Enterprise, Ltd.	837	43,970
Ashok Leyland, Ltd.	11,942	20,333
Asian Paints, Ltd.	2,133	71,925
AU Small Finance Bank, Ltd.(3)	1,590	11,225
Avenue Supermarts, Ltd.(1)(3)	1,088	45,280
Axis Bank, Ltd.	10,137	106,030
Bajaj Finance, Ltd.	1,241	85,124
Bajaj Finserv, Ltd.	1,937	29,985
Bandhan Bank, Ltd.(1)(3)	3,865	9,240
Bank of Baroda	5,075	10,477
Bharti Airtel, Ltd.	10,781	98,514
Biocon, Ltd.	4,330	10,873
Cipla, Ltd.	3,782	41,510
Coforge, Ltd.	283	13,179
Dabur India, Ltd.	2,827	18,844
Deepak Nitrite, Ltd.	1,026	23,038
Dixon Technologies India, Ltd.	246	8,597
DLF, Ltd.	5,869	25,520
Dr. Lal PathLabs, Ltd.(3)	689	15,358
Federal Bank, Ltd.	7,629	12,313
FSN E-Commerce Ventures, Ltd.(1)	7,327	11,037
Godrej Consumer Products, Ltd.(1)	1,763	20,807
Havells India, Ltd.	2,148	31,205
HCL Technologies, Ltd.	5,821	77,291
HDFC Asset Management Co., Ltd.(3)	735	15,296
HDFC Bank, Ltd.	14,162	278,455
HDFC Life Insurance Co., Ltd.(3)	4,670	28,502
Hero MotoCorp, Ltd.	795	22,724
Hindustan Unilever, Ltd.	3,820	119,280
Housing Development Finance Corp., Ltd.	6,786	217,158
ICICI Bank, Ltd.	19,539	208,719
IDFC First Bank, Ltd.(1)	27,472	18,461

7
See Notes to Financial Statements.

Calvert
Emerging Markets Advancement Fund
March 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
India (continued)
Indian Energy Exchange, Ltd.(3)	8,100	$ 12,661
Indian Hotels Co., Ltd.	7,801	30,850
Indian Railway Catering & Tourism Corp., Ltd.	2,518	17,586
Indus Towers, Ltd.	6,331	10,998
IndusInd Bank, Ltd.	2,759	36,026
Info Edge India, Ltd.	550	25,770
Kotak Mahindra Bank, Ltd.	4,809	101,685
Laurus Labs, Ltd.(3)	3,161	11,250
LIC Housing Finance, Ltd.	2,833	11,357
LTIMindtree, Ltd.(3)	363	21,081
Mahindra & Mahindra Financial Services, Ltd.	6,276	17,812
Mahindra & Mahindra, Ltd.	5,137	72,549
MakeMyTrip, Ltd.(1)	500	12,235
Maruti Suzuki India, Ltd.	702	71,077
Mphasis, Ltd.	659	14,475
Nestle India, Ltd.	238	57,074
One 97 Communications, Ltd.(1)	1,308	10,136
Patanjali Foods, Ltd.	1,276	14,981
Punjab National Bank	21,437	12,184
SBI Cards & Payment Services, Ltd.	1,431	12,859
SBI Life Insurance Co., Ltd.(3)	2,172	29,110
Shriram Finance, Ltd.	1,136	17,476
SRF, Ltd.	694	20,349
State Bank of India	9,054	57,795
Tata Chemicals, Ltd.	1,280	15,212
Tata Consultancy Services, Ltd.	3,946	154,583
Tata Elxsi, Ltd.	274	19,961
Tata Motors, Ltd.(1)	10,766	55,494
Tata Teleservices Maharashtra, Ltd.(1)	8,400	5,685
Tech Mahindra, Ltd.	4,291	57,895
Titan Co., Ltd.	1,866	57,313
Trent, Ltd.	899	15,098
TVS Motor Co., Ltd.	1,302	17,079
Vodafone Idea, Ltd.(1)	73,845	5,271
Voltas, Ltd.	2,116	21,091
Wipro, Ltd.	10,918	48,696
WNS Holdings, Ltd. ADR(1)	400	37,268
Yes Bank, Ltd.(1)	55,071	10,079
Zee Entertainment Enterprises, Ltd.	8,181	21,184
Zomato, Ltd.(1)	34,328	21,487
		$ 3,033,911
Indonesia — 6.8%
Allo Bank Indonesia Tbk PT(1)	62,100	$ 6,249
Bank Central Asia Tbk PT	2,465,100	1,442,192
Bank Jago Tbk PT(1)	294,000	47,646
Bank Mandiri Persero Tbk PT	1,058,700	729,070
Security	Shares	Value
Indonesia (continued)
Bank Negara Indonesia Persero Tbk PT	351,500	$ 219,948
Bank Rakyat Indonesia Persero Tbk PT	3,366,343	1,066,635
Berkah Beton Sadaya Tbk PT(4)	347,000	11,016
Dayamitra Telekomunikasi Tbk PT	461,300	21,704
Elang Mahkota Teknologi Tbk PT	710,800	37,571
Indah Kiat Pulp & Paper Tbk PT	191,900	96,177
Indofood CBP Sukses Makmur Tbk PT	221,300	147,353
Kalbe Farma Tbk PT	909,000	127,397
Merdeka Copper Gold Tbk PT(1)	1,435,800	402,090
Mitra Keluarga Karyasehat Tbk PT	101,100	19,740
Sarana Menara Nusantara Tbk PT	1,930,200	119,401
Sumber Alfaria Trijaya Tbk PT	1,632,300	314,056
Telkom Indonesia Persero Tbk PT	2,226,700	604,645
Tower Bersama Infrastructure Tbk PT	665,600	96,001
Transcoal Pacific Tbk PT	19,200	10,919
Unilever Indonesia Tbk PT	641,800	186,203
Vale Indonesia Tbk PT(1)	97,600	43,368
		$ 5,749,381
Malaysia — 7.7%
AMMB Holdings Bhd	141,200	$ 120,311
Axiata Group Bhd	229,100	156,702
CelcomDigi Bhd	274,800	270,647
CIMB Group Holdings Bhd	538,700	649,211
Hong Leong Bank Bhd	62,000	284,383
Hong Leong Financial Group Bhd	20,400	83,145
IHH Healthcare Bhd	326,600	425,439
Inari Amertron Bhd	216,000	121,248
Kuala Lumpur Kepong Bhd	59,900	282,709
Malaysia Airports Holdings Bhd(1)	179,100	275,984
Maxis Bhd	195,100	182,910
MR DIY Group M Bhd(3)	194,800	68,583
Nestle Malaysia Bhd	10,500	326,304
Petronas Dagangan Bhd	35,200	170,092
Petronas Gas Bhd	75,400	281,788
PPB Group Bhd	106,200	398,760
Press Metal Aluminium Holdings Bhd	355,200	393,415
Public Bank Bhd	1,218,100	1,105,435
QL Resources Bhd	169,300	223,202
RHB Bank Bhd	309,600	391,722
Sime Darby Bhd	254,100	123,883
Telekom Malaysia Bhd	93,200	103,597
Westports Holdings Bhd	170,600	139,390
		$ 6,578,860

8
See Notes to Financial Statements.

Calvert
Emerging Markets Advancement Fund
March 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Slovenia — 1.9%
Nova Ljubljanska Banka dd GDR(5)	111,200	$ 1,646,491
		$ 1,646,491
South Korea — 16.2%
AMOREPACIFIC Corp.	930	$ 98,158
AMOREPACIFIC Group	762	22,555
Cheil Worldwide, Inc.	3,154	45,188
CJ CheilJedang Corp.	470	117,749
Coway Co., Ltd.	1,541	62,194
DB HiTek Co., Ltd.	800	44,848
Doosan Enerbility Co., Ltd.(1)	18,940	248,719
Hana Financial Group, Inc.	9,651	302,259
Hanjin Kal Corp.	519	18,336
Hanmi Pharm Co., Ltd.	351	69,189
Hanon Systems	4,247	28,738
Hansol Chemical Co., Ltd.	361	66,706
HLB, Inc.(1)	214	5,757
HMM Co., Ltd.	9,728	152,968
Hotel Shilla Co., Ltd.	887	55,743
HYBE Co., Ltd.(1)	771	112,584
Hyundai Engineering & Construction Co., Ltd.	3,874	108,948
Hyundai Engineering & Construction Co., Ltd., PFC Shares	15	577
Hyundai Glovis Co., Ltd.	531	64,848
Hyundai Marine & Fire Insurance Co., Ltd.	1,826	47,409
Hyundai Mobis Co., Ltd.	1,796	298,297
Hyundai Motor Co.	3,963	563,826
Kakao Corp.	8,765	415,100
Kakao Games Corp.(1)	1,157	37,497
Kakaopay Corp.(1)	451	19,445
KB Financial Group, Inc.	11,870	433,518
Kia Corp.	7,495	467,748
Korea Investment Holdings Co., Ltd.	1,386	58,831
Krafton, Inc.(1)	713	101,412
KT Corp.	3,426	77,461
L&F Co., Ltd.	723	175,278
LG Chem, Ltd.	1,360	746,903
LG Display Co., Ltd.(1)	5,999	76,193
LG Electronics, Inc.	3,415	304,767
LG H&H Co., Ltd.	296	136,752
LG Innotek Co., Ltd.	375	78,642
Meritz Financial Group, Inc.	1,088	32,412
Mirae Asset Securities Co., Ltd.	8,724	43,457
NAVER Corp.	3,727	583,987
Netmarble Corp.(1)(3)	576	29,531
NH Investment & Securities Co., Ltd.	3,800	25,760
Orion Corp. of Republic of Korea	1,210	126,995
Samsung C&T Corp.	3,609	300,552
Security	Shares	Value
South Korea (continued)
Samsung Electro-Mechanics Co., Ltd.	1,672	$ 197,415
Samsung Electronics Co., Ltd.	92,648	4,581,532
Samsung Heavy Industries Co., Ltd.(1)	27,290	108,807
Samsung SDS Co., Ltd.	977	87,373
Samsung Securities Co., Ltd.	1,918	46,882
SD Biosensor, Inc.	1,600	26,036
Shinhan Financial Group Co., Ltd.	16,306	442,958
SK Biopharmaceuticals Co., Ltd.(1)	1,537	74,899
SK Bioscience Co., Ltd.(1)	1,443	80,308
SK Hynix, Inc.	12,597	862,075
SK IE Technology Co., Ltd.(1)(3)	871	48,060
SK Square Co., Ltd.(1)	2,909	89,293
SK Telecom Co., Ltd.	1,625	60,291
Woori Financial Group, Inc.	18,339	161,322
Yuhan Corp.	3,334	129,802
		$13,804,890
Taiwan — 3.6%
Accton Technology Corp.	2,000	$ 21,020
Acer, Inc.	22,000	20,391
Advantech Co., Ltd.	1,299	15,892
Airtac International Group	1,139	44,546
ASE Technology Holding Co., Ltd.	11,000	40,822
ASPEED Technology, Inc.	100	8,728
AUO Corp.	23,600	14,338
Catcher Technology Co., Ltd.	5,000	31,256
Cathay Financial Holding Co., Ltd.	31,528	43,409
Chailease Holding Co., Ltd.	4,823	35,470
Chang Hwa Commercial Bank, Ltd.	32,314	18,448
Chicony Electronics Co., Ltd.	4,000	12,521
Chroma ATE, Inc.	3,000	17,541
Chunghwa Telecom Co., Ltd.	14,000	55,033
Compal Electronics, Inc.	13,000	10,797
CTBC Financial Holding Co., Ltd.	63,000	45,368
Delta Electronics, Inc.	8,000	79,373
E Ink Holdings, Inc.	3,000	18,311
E.Sun Financial Holding Co., Ltd.	45,052	37,518
Eclat Textile Co., Ltd.	1,000	16,328
Elite Material Co., Ltd.	2,000	12,025
Eva Airways Corp.	21,000	18,636
Evergreen Marine Corp. Taiwan, Ltd.	4,400	23,044
Far Eastern New Century Corp.	23,000	23,672
Far EasTone Telecommunications Co., Ltd.	5,000	12,357
Feng TAY Enterprise Co., Ltd.	3,000	19,096
First Financial Holding Co., Ltd.	32,458	28,251
Fubon Financial Holding Co., Ltd.	27,680	51,515
Fubon Financial Holding Co., Ltd., PFC Shares	1,252	2,430

9
See Notes to Financial Statements.

Calvert
Emerging Markets Advancement Fund
March 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Taiwan (continued)
Giant Manufacturing Co., Ltd.	2,108	$ 12,255
Gigabyte Technology Co., Ltd.	4,000	17,634
Globalwafers Co., Ltd.	1,000	17,094
Hiwin Technologies Corp.	2,401	19,811
Hotai Motor Co., Ltd.	1,000	21,105
Hua Nan Financial Holdings Co., Ltd.	28,310	20,826
Innolux Corp.	28,455	13,652
Inventec Corp.	19,000	19,971
Kinsus Interconnect Technology Corp.	3,000	11,512
Lien Hwa Industrial Holdings Corp.	2,000	3,690
Lite-On Technology Corp.	7,000	16,850
Macronix International Co., Ltd.	13,000	15,030
MediaTek, Inc.	5,000	129,631
Mega Financial Holding Co., Ltd.	36,300	39,342
Merida Industry Co., Ltd.	2,000	11,127
Micro-Star International Co., Ltd.	5,000	23,766
momo.com, Inc.	200	5,958
Nan Ya Printed Circuit Board Corp.	2,000	18,748
Nanya Technology Corp.	3,000	6,580
Novatek Microelectronics Corp.	2,000	28,421
Oneness Biotech Co., Ltd.(1)	1,000	8,807
PharmaEssentia Corp.(1)	1,000	14,073
Pou Chen Corp.	16,000	16,445
Powerchip Semiconductor Manufacturing Corp.	10,000	10,925
Powertech Technology, Inc.	5,000	14,975
President Chain Store Corp.	2,000	17,725
Quanta Computer, Inc.	9,000	26,366
Realtek Semiconductor Corp.	2,000	25,529
Ruentex Development Co., Ltd.	10,800	12,578
Shanghai Commercial & Savings Bank, Ltd. (The)	12,592	19,435
Shin Kong Financial Holding Co., Ltd.	41,011	11,374
Sino-American Silicon Products, Inc.	2,000	10,297
SinoPac Financial Holdings Co., Ltd.	37,149	20,311
Synnex Technology International Corp.	8,000	16,141
Ta Chen Stainless Pipe Co., Ltd.	6,826	10,226
Taishin Financial Holding Co., Ltd.	41,458	22,687
Taiwan Business Bank	39,000	17,273
Taiwan Cement Corp.	25,000	29,900
Taiwan High Speed Rail Corp.	15,000	14,910
Taiwan Mobile Co., Ltd.	6,000	19,908
Taiwan Semiconductor Manufacturing Co., Ltd.	67,000	1,174,149
Tatung Co., Ltd.(1)	12,000	13,024
Teco Electric and Machinery Co., Ltd.	12,000	16,787
Unimicron Technology Corp.	4,000	19,509
Uni-President Enterprises Corp.	16,000	37,824
United Microelectronics Corp.(1)	45,000	78,747
Vanguard International Semiconductor Corp.	3,000	9,597
Security	Shares	Value
Taiwan (continued)
Voltronic Power Technology Corp.	50	$ 2,847
Walsin Lihwa Corp.	21,266	34,251
Wan Hai Lines, Ltd.	5,365	12,142
Win Semiconductors Corp.	1,000	6,027
Winbond Electronics Corp.	8,000	7,000
Wisdom Marine Lines Co., Ltd.	6,000	12,709
WPG Holdings, Ltd.	6,000	9,914
WT Microelectronics Co., Ltd.	5,000	11,124
Yageo Corp.	1,183	20,622
Yang Ming Marine Transport Corp.	7,000	14,860
Yuanta Financial Holding Co., Ltd.	32,412	23,835
Yulon Finance Corp.	1,000	5,916
		$ 3,081,908
United Arab Emirates — 4.7%
Abu Dhabi Commercial Bank PJSC	116,067	$ 262,670
Aldar Properties PJSC	146,518	185,809
Alpha Dhabi Holding PJSC(1)	50,500	303,879
Dubai Financial Market PJSC	61,300	21,266
Dubai Investments PJSC	87,900	55,152
Dubai Islamic Bank PJSC	116,847	166,818
Emirates Integrated Telecommunications Co. PJSC	82,803	113,842
Emirates Telecommunications Group Co. PJSC	99,969	600,659
Fertiglobe PLC	34,200	37,283
First Abu Dhabi Bank PJSC	152,009	533,887
International Holdings Co. PJSC(1)	15,820	1,705,971
Q Holding PJSC(1)	55,600	38,479
		$ 4,025,715
Total Common Stocks (identified cost $76,600,993)		$80,908,075

Short-Term Investments — 2.3%

Affiliated Fund — 1.8%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.73%(6)	1,550,201	$ 1,550,201
Total Affiliated Fund (identified cost $1,550,201)		$ 1,550,201

10
See Notes to Financial Statements.

Calvert
Emerging Markets Advancement Fund
March 31, 2023
Schedule of Investments (Unaudited) — continued

Securities Lending Collateral — 0.5%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.84%(7)	412,024	$ 412,024
Total Securities Lending Collateral (identified cost $412,024)		$ 412,024
Total Short-Term Investments (identified cost $1,962,225)		$ 1,962,225

Total Purchased Options — 0.1% (identified cost $140,200)	$ 140,772
Total Investments — 97.4% (identified cost $78,703,418)	$83,011,072

Total Written Options — (0.1)% (premiums received $50,065)	$ (46,064)
Other Assets, Less Liabilities — 2.7%	$ 2,220,804
Net Assets — 100.0%	$ 85,185,812

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at March 31, 2023. The aggregate market value of securities on loan at March 31, 2023 was $2,107,414.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2023, the aggregate value of these securities is $4,596,794 or 5.4% of the Fund's net assets.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 1A).
(5)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At March 31, 2023, the aggregate value of these securities is $1,646,491 or 1.9% of the Fund's net assets.
(6)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of March 31, 2023.
(7)	Represents investment of cash collateral received in connection with securities lending.
At March 31, 2023, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Financials	32.1%
Communication Services	14.2
Consumer Discretionary	12.9
Information Technology	11.6
Industrials	7.5
Consumer Staples	4.8
Health Care	3.7
Utilities	3.4
Materials	2.5
Real Estate	2.1
Energy	0.2
Total	95.0%

11
See Notes to Financial Statements.

Calvert
Emerging Markets Advancement Fund
March 31, 2023
Schedule of Investments (Unaudited) — continued

Purchased Currency Options —0.1%
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Call USD vs. Put CNH	Goldman Sachs International	USD	8,700,000	CNH	7.00	1/18/24	$ 93,743
Call USD vs. Put CNH	Goldman Sachs International	USD	4,300,000	CNH	7.00	1/26/24	47,029
Total							$140,772
Written Currency Options —(0.1)%
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Call USD vs. Put CNH	Goldman Sachs International	USD	(8,700,000)	CNH	7.50	1/18/24	$ (30,494)
Call USD vs. Put CNH	Goldman Sachs International	USD	(4,300,000)	CNH	7.50	1/26/24	(15,570)
Total							$ (46,064)
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	653,399	AED	2,400,000	Standard Chartered Bank	4/19/23	$ —	$ (86)
USD	290,239	AED	1,067,092	Standard Chartered Bank	4/19/23	—	(315)
USD	1,329,859	AED	4,888,826	Standard Chartered Bank	4/19/23	—	(1,298)
CNH	33,185,775	USD	4,641,333	Goldman Sachs International	6/16/23	215,583	—
CNH	27,435,000	USD	3,935,852	Goldman Sachs International	6/16/23	79,407	—
CNH	66,350,000	USD	9,377,893	Standard Chartered Bank	6/16/23	332,784	—
CNH	33,164,225	USD	4,675,647	Standard Chartered Bank	6/16/23	178,115	—
USD	23,833,436	CNH	160,135,000	Goldman Sachs International	6/16/23	396,822	—
						$1,202,711	$(1,699)
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Equity Futures
MSCI Emerging Markets Index	81	Long	6/16/23	$4,031,775	$ 89,696
					$89,696

Abbreviations:
ADR	– American Depositary Receipt
GDR	– Global Depositary Receipt
PFC Shares	– Preference Shares

Currency Abbreviations:
AED	– United Arab Emirates Dirham
CNH	– Yuan Renminbi Offshore
USD	– United States Dollar
12
See Notes to Financial Statements.

Calvert
Emerging Markets Advancement Fund
March 31, 2023
Statement of Assets and Liabilities (Unaudited)

March 31, 2023
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $77,153,217) - including $2,107,414 of securities on loan	$ 81,460,871
Investments in securities of affiliated issuers, at value (identified cost $1,550,201)	1,550,201
Receivable for open forward foreign currency exchange contracts	1,202,711
Deposits at broker for futures contracts	130,112
Deposits for derivatives collateral - forward foreign currency exchange contracts	1,270,000
Cash denominated in foreign currency, at value (cost $1,063,439)	1,067,799
Receivable for capital shares sold	37,183
Dividends receivable	329,953
Dividends receivable - affiliated	7,045
Securities lending income receivable	948
Receivable from affiliates	18,268
Directors' deferred compensation plan	199
Other assets	10,774
Total assets	$87,086,064
Liabilities
Cash collateral due to brokers	$ 1,270,000
Payable for variation margin on open futures contracts	8,354
Written options outstanding, at value (premiums received $50,065)	46,064
Payable for open forward foreign currency exchange contracts	1,699
Payable for capital shares redeemed	23,717
Deposits for securities loaned	412,024
Payable to affiliates:
Investment advisory fee	44,359
Administrative fee	8,500
Distribution and service fees	402
Sub-transfer agency fee	24
Directors' deferred compensation plan	199
Accrued expenses	84,910
Total liabilities	$ 1,900,252
Net Assets	$85,185,812
Sources of Net Assets
Paid-in capital	$ 91,779,969
Accumulated loss	(6,594,157)
Net Assets	$85,185,812
Class A Shares
Net Assets	$ 1,971,470
Shares Outstanding	196,752
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 10.02
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$ 10.58
13
See Notes to Financial Statements.

Calvert
Emerging Markets Advancement Fund
March 31, 2023
Statement of Assets and Liabilities (Unaudited) — continued

March 31, 2023
Class I Shares
Net Assets	$ 83,214,342
Shares Outstanding	8,251,538
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 10.08

On sales of $50,000 or more, the offering price of Class A shares is reduced.
14
See Notes to Financial Statements.

Calvert
Emerging Markets Advancement Fund
March 31, 2023
Statement of Operations (Unaudited)

Six Months Ended
March 31, 2023
Investment Income
Dividend income (net of foreign taxes withheld of $101,680)	$ 787,476
Dividend income - affiliated issuers	61,564
Securities lending income, net	13,738
Total investment income	$ 862,778
Expenses
Investment advisory fee	$ 253,487
Administrative fee	48,283
Distribution and service fees:
Class A	2,069
Directors' fees and expenses	2,771
Custodian fees	61,533
Transfer agency fees and expenses	15,347
Accounting fees	21,846
Professional fees	28,051
Registration fees	21,414
Reports to shareholders	8,141
Interest expense and fees	5,733
Miscellaneous	15,120
Total expenses	$ 483,795
Waiver and/or reimbursement of expenses by affiliates	$ (94,508)
Net expenses	$ 389,287
Net investment income	$ 473,491
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities (net of foreign capital gains taxes of $28,871)	$ (5,221,033)
Futures contracts	726,636
Foreign currency transactions	105,678
Forward foreign currency exchange contracts	(7,252)
Net realized loss	$(4,395,971)
Change in unrealized appreciation (depreciation):
Investment securities (including net decrease in payable for foreign capital gains taxes of $31,987)	$ 9,695,513
Futures contracts	89,696
Written options	4,001
Foreign currency	19,137
Forward foreign currency exchange contracts	(40,581)
Net change in unrealized appreciation (depreciation)	$ 9,767,766
Net realized and unrealized gain	$ 5,371,795
Net increase in net assets from operations	$ 5,845,286
15
See Notes to Financial Statements.

Calvert
Emerging Markets Advancement Fund
March 31, 2023
Statements of Changes in Net Assets

	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 473,491	$ 1,132,602
Net realized loss	(4,395,971)	(4,815,155)
Net change in unrealized appreciation (depreciation)	9,767,766	(11,081,536)
Net increase (decrease) in net assets from operations	$ 5,845,286	$(14,764,089)
Distributions to shareholders:
Class A	$ (95,421)	$ (24,218)
Class I	(4,071,452)	(2,583,124)
Total distributions to shareholders	$ (4,166,873)	$ (2,607,342)
Capital share transactions:
Class A	$ 679,711	$ 1,061,137
Class I	9,779,295	31,109,271
Net increase in net assets from capital share transactions	$10,459,006	$ 32,170,408
Net increase in net assets	$12,137,419	$ 14,798,977
Net Assets
At beginning of period	$ 73,048,393	$ 58,249,416
At end of period	$85,185,812	$ 73,048,393
16
See Notes to Financial Statements.

Calvert
Emerging Markets Advancement Fund
March 31, 2023
Financial Highlights

	Class A
	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30,
		2022	2021	2020 (1)
Net asset value — Beginning of period	$ 9.79	$ 12.39	$ 10.64	$ 10.00
Income (Loss) From Operations
Net investment income(2)	$ 0.05	$ 0.17	$ 0.09	$ 0.10
Net realized and unrealized gain (loss)	0.71	(2.23)	1.67	0.59
Total income (loss) from operations	$ 0.76	$ (2.06)	$ 1.76	$ 0.69
Less Distributions
From net investment income	$ (0.53)	$ (0.06)	$ (0.01)	$ —
From net realized gain	—	(0.48)	—	(0.05)
Total distributions	$ (0.53)	$ (0.54)	$ (0.01)	$ (0.05)
Net asset value — End of period	$10.02	$ 9.79	$12.39	$10.64
Total Return(3)	7.86% (4)	(17.42)%	16.54%	6.94%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 1,971	$ 1,270	$ 477	$ 91
Ratios (as a percentage of average daily net assets):(5)
Total expenses	1.45% (6)(7)	1.36% (8)	1.41%	1.83%
Net expenses	1.21% (6)(7)(9)	1.22% (8)(9)	1.20%	1.20%
Net investment income	0.98% (6)	1.53%	0.68%	0.99%
Portfolio Turnover	64% (4)	45%	64%	66%

(1)	The Fund commenced operations on October 1, 2019.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes interest expense of 0.01%.
(8)	Includes interest expense from bank overdrafts of 0.02%.
(9)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.01% and less than 0.005% of average daily net assets for the six months ended March 31, 2023 and the year ended September 30, 2022, respectively).
17
See Notes to Financial Statements.

Calvert
Emerging Markets Advancement Fund
March 31, 2023
Financial Highlights — continued

	Class I
	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30,
		2022	2021	2020 (1)
Net asset value — Beginning of period	$ 9.85	$ 12.44	$ 10.66	$ 10.00
Income (Loss) From Operations
Net investment income(2)	$ 0.06	$ 0.19	$ 0.09	$ 0.12
Net realized and unrealized gain (loss)	0.71	(2.23)	1.71	0.59
Total income (loss) from operations	$ 0.77	$ (2.04)	$ 1.80	$ 0.71
Less Distributions
From net investment income	$ (0.54)	$ (0.07)	$ (0.02)	$ —
From net realized gain	—	(0.48)	—	(0.05)
Total distributions	$ (0.54)	$ (0.55)	$ (0.02)	$ (0.05)
Net asset value — End of period	$ 10.08	$ 9.85	$ 12.44	$ 10.66
Total Return(3)	7.94% (4)	(17.20)%	16.85%	7.14%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$83,214	$71,779	$57,772	$41,792
Ratios (as a percentage of average daily net assets):(5)
Total expenses	1.20% (6)(7)	1.11% (8)	1.16%	1.58%
Net expenses	0.96% (6)(7)(9)	0.97% (8)(9)	0.95%	0.95%
Net investment income	1.18% (6)	1.61%	0.71%	1.15%
Portfolio Turnover	64% (4)	45%	64%	66%

(1)	The Fund commenced operations on October 1, 2019.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes interest expense of 0.01%.
(8)	Includes interest expense from bank overdrafts of 0.02%.
(9)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.01% and less than 0.005% of average daily net assets for the six months ended March 31, 2023 and the year ended September 30, 2022, respectively).
18
See Notes to Financial Statements.

Calvert
Emerging Markets Advancement Fund
March 31, 2023
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert Emerging Markets Advancement Fund (the Fund) is a diversified series of Calvert World Values Fund, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is total return.
The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 1.00% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class I shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund's Board has approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Such securities are categorized as Level 2 in the hierarchy.
Other Securities. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 or Level 2 in the hierarchy. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund's forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service and are categorized as Level 2 in the hierarchy. U.S. exchange-traded options are valued at the mean between the bid and ask prices at valuation time as reported by the Options Price Reporting Authority and are categorized as Level 1 in the hierarchy. Non-U.S. exchange-traded options and over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration and are categorized as Level 2 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual
19

Calvert
Emerging Markets Advancement Fund
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund's holdings as of March 31, 2023, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3(1)	Total
Common Stocks:
China	$ 4,910,988	$ 16,937,883	$ —	$ 21,848,871
Cyprus	—	1,768,444	—	1,768,444
Georgia	—	4,817,530	—	4,817,530
Greece	1,300,992	13,251,082	—	14,552,074
India	51,850	2,982,061	—	3,033,911
Indonesia	—	5,738,365	11,016	5,749,381
Malaysia	—	6,578,860	—	6,578,860
Slovenia	—	1,646,491	—	1,646,491
South Korea	—	13,804,890	—	13,804,890
Taiwan	—	3,081,908	—	3,081,908
United Arab Emirates	—	4,025,715	—	4,025,715
Total Common Stocks	$6,263,830	$74,633,229 (2)	$11,016	$80,908,075
Short-Term Investments:
Affiliated Fund	$ 1,550,201	$ —	$ —	$ 1,550,201
Securities Lending Collateral	412,024	—	—	412,024
Purchased Currency Options	—	140,772	—	140,772
Total Investments	$8,226,055	$74,774,001	$11,016	$83,011,072
Forward Foreign Currency Exchange Contracts	$ —	$ 1,202,711	$ —	$ 1,202,711
Futures Contracts	89,696	—	—	89,696
Total	$8,315,751	$75,976,712	$11,016	$84,303,479
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$ (1,699)	$ —	$ (1,699)
Written Currency Options	—	(46,064)	—	(46,064)
Total	$ —	$ (47,763)	$ —	$ (47,763)

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended March 31, 2023 is not presented.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance
20

Calvert
Emerging Markets Advancement Fund
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain.
C  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class.
D  Foreign Currency Transactions— The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
E  Futures Contracts— The Fund may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade, which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.
F  Forward Foreign Currency Exchange Contracts— The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.
G  Options Contracts— Upon the purchase of a call or put option, the premium paid by the Fund is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Fund's policies on investment valuations discussed above. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss. As the purchaser of an index option, the Fund has the right to receive a cash payment equal to any depreciation in the value of the index below the exercise price of the option (in the case of a put) or equal to any appreciation in the value of the index over the exercise price of the option (in the case of a call) as of the valuation date of the option. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.
Upon the writing of a call or a put option, the premium received by the Fund is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Fund's policies on investment valuations discussed above. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Fund is required to deliver an amount of cash determined by the excess of the exercise price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the exercise price of the option (in the case of a call) at contract termination. The Fund, as a writer of an option, may have no control over whether the underlying instrument may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the instrument underlying the written option. The Fund may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.
H  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. Distributions from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
I  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
21

Calvert
Emerging Markets Advancement Fund
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

J   Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
K  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
In addition to the requirements of the Internal Revenue Code, the Fund may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Fund estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
L  Interim Financial Statements— The interim financial statements relating to March 31, 2023 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at the annual rate of 0.63% of the Fund’s average daily net assets and is payable monthly. For the six months ended March 31, 2023, the investment advisory fee amounted to $253,487.
Pursuant to an investment sub-advisory agreement effective January 1, 2023, CRM has delegated a portion of the investment management of the Fund to Eaton Vance Advisers International Ltd. (EVAIL), an affiliate of CRM and an indirect, wholly-owned subsidiary of Morgan Stanley. CRM pays EVAIL a portion of its investment advisory fee for sub-advisory services provided to the Fund.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended March 31, 2023, the investment advisory fee paid was reduced by $2,670 relating to the Fund’s investment in the Liquidity Fund.
CRM and EVAIL have agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 1.20% and 0.95% for Class A and Class I, respectively, of such class’s average daily net assets. The expense reimbursement agreement may be changed or terminated after January 31, 2024. For the six months ended March 31, 2023, CRM and EVAIL waived or reimbursed expenses in total of $91,838.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A and Class I and is payable monthly. For the six months ended March 31, 2023, CRM was paid administrative fees of $48,283.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended March 31, 2023 amounted to $2,069 for Class A shares.
The Fund was informed that EVD received $117 as its portion of the sales charge on sales of Class A shares and no contingent deferred sales charges paid by Fund shareholders for the six months ended March 31, 2023.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2023, sub-transfer agency fees and expenses incurred to EVM amounted to $1,000 and are included in transfer agency fees and expenses on the Statement of Operations.
22

Calvert
Emerging Markets Advancement Fund
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $214,000, an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $40,000 ($30,000 prior to January 1, 2023) annual fee, Committee chairs receive an additional $15,000 ($6,000 prior to January 1, 2023) annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Investment Activity
During the six months ended March 31, 2023, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $59,330,384 and $48,067,984, respectively.
4  Distributions to Shareholders and Income Tax Information
At September 30, 2022, the Fund, for federal income tax purposes, had deferred capital losses of $5,879,853 which would reduce the Fund's taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund's next taxable year, can be carried forward for an unlimited period, and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at September 30, 2022, $3,810,650 are short-term and $2,069,203 are long-term.
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at March 31, 2023, as determined on a federal income tax basis, were as follows:
Aggregate cost	$79,121,690
Gross unrealized appreciation	$ 10,440,484
Gross unrealized depreciation	(5,306,458)
Net unrealized appreciation	$ 5,134,026
5  Financial Instruments
The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts, written options and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at March 31, 2023 is included in the Schedule of Investments. At March 31, 2023, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
Equity Price Risk: During the six months ended March 31, 2023, the Fund entered into equity futures contracts to enhance total return, to manage certain investment risks and/or as a substitute for the purchase of securities.
Foreign Exchange Risk: During the six months ended March 31, 2023, the Fund entered into forward foreign currency exchange contracts and currency options to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.
The Fund enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At March 31, 2023, the fair value of derivatives with credit-related contingent features in a net liability position was $47,763. At March 31, 2023, there were no assets pledged by the Fund for such liability.
The OTC derivatives in which the Fund invests (except for written options as the Fund, not the counterparty, is obligated to perform) are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative counterparties. An ISDA
23

Calvert
Emerging Markets Advancement Fund
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreement(s), which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Schedule of Investments. The carrying amount of the liability for cash collateral due to broker at March 31, 2023 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at March 31, 2023.
At March 31, 2023, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure was as follows:
Risk	Derivative	Statement of Assets and Liabilities Caption	Assets	Liabilities
Equity price	Futures contracts	Accumulated loss	$ 89,696(1)	$ —
Foreign exchange	Forward foreign currency exchange contracts	Receivable/Payable for open forward foreign currency exchange contracts	1,202,711	(1,699)
Foreign exchange	Purchased options	Investments in securities of unaffiliated issuers, at value	140,772	—
Foreign exchange	Written options	Written options outstanding, at value	—	(46,064)
Total			$1,433,179	$(47,763)
Derivatives not subject to master netting agreements			$ 89,696	$ —
Total Derivatives subject to master netting agreements			$1,343,483	$(47,763)

(1)	Only the current day's variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The Fund’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Fund’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Fund for such assets and pledged by the Fund for such liabilities as of March 31, 2023.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
Goldman Sachs International	$ 832,584	$ (46,064)	$ —	$ (750,000)	$ 36,520
Standard Chartered Bank	510,899	(1,699)	—	(509,200)	—
	$1,343,483	$(47,763)	$ —	$(1,259,200)	$36,520

24

Calvert
Emerging Markets Advancement Fund
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)
Goldman Sachs International	$ (46,064)	$ 46,064	$ —	$ —	$ —
Standard Chartered Bank	(1,699)	1,699	—	—	—
	$(47,763)	$47,763	$ —	$ —	$ —

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended March 31, 2023 was as follows:
Statement of Operations Caption	Equity price	Foreign exchange	Total
Net realized gain (loss):
Forward foreign currency exchange contracts	$ —	$ (7,252)	$ (7,252)
Futures contracts	726,636	—	726,636
Total	$726,636	$ (7,252)	$719,384
Change in unrealized appreciation (depreciation):
Investment securities(1)	$ —	$ 572	$ 572
Forward foreign currency exchange contracts	—	(40,581)	(40,581)
Futures contracts	89,696	—	89,696
Written options	—	4,001	4,001
Total	$ 89,696	$(36,008)	$ 53,688

(1)	Relates to purchased options.
The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended March 31, 2023, which are indicative of the volume of these derivative types, were approximately as follows:
Futures Contracts — Long	Forward Foreign Currency Exchange Contracts*
$4,017,000	$56,880,000

*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.
The average principal amount of purchased currency options contracts and written currency options contracts outstanding during the six months ended March 31, 2023, which are indicative of the volume of these derivative types, were approximately $5,571,000 and $5,571,000, respectively.
25

Calvert
Emerging Markets Advancement Fund
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

6  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At March 31, 2023, the total value of securities on loan was $2,107,414 and the total value of collateral received was $2,206,868, comprised of cash of $412,024 and U.S. government and/or agencies securities of $1,794,844.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2023.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$412,024	$ —	$ —	$ —	$412,024
The carrying amount of the liability for deposits for securities loaned at March 31, 2023 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at March 31, 2023.
7  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $725 million unsecured line of credit agreement with a group of banks, which is in effect through October 24, 2023. In connection with the renewal of the agreement on October 25, 2022, the borrowing limit was decreased from $800 million. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Also in connection with the renewal of the agreement, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings outstanding pursuant to its line of credit at March 31, 2023. Average borrowings and the weighted average annual interest rate (excluding fees) for the six months ended March 31, 2023 were $112,692 and 5.50%, respectively.
8  Affiliated Investments
At March 31, 2023, the value of the Fund’s investment in funds that may be deemed to be affiliated was $1,550,201, which represents 1.8% of the Fund’s net assets. Transactions in such funds by the Fund for the six months ended March 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$3,013,623	$28,960,116	$(30,423,538)	$ —	$ —	$1,550,201	$61,564	1,550,201
26

Calvert
Emerging Markets Advancement Fund
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

9  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 75,000,000 common shares, $0.01 par value, for each Class.
Transactions in capital shares were as follows:
	Six Months Ended March 31, 2023 (Unaudited)		Year Ended September 30, 2022
	Shares	Amount	Shares	Amount
Class A
Shares sold	108,364	$ 1,107,463	92,902	$ 1,079,670
Reinvestment of distributions	9,767	95,421	2,006	24,218
Shares redeemed	(51,037)	(523,173)	(3,757)	(42,751)
Net increase	67,094	$ 679,711	91,151	$ 1,061,137
Class I
Shares sold	970,747	$ 9,964,549	2,972,067	$ 34,751,468
Reinvestment of distributions	414,379	4,069,197	213,126	2,583,084
Shares redeemed	(420,299)	(4,254,451)	(541,348)	(6,225,281)
Net increase	964,827	$ 9,779,295	2,643,845	$31,109,271
At March 31, 2023, EVM, Calvert Conservative Allocation Fund, Calvert Moderate Allocation Fund and Calvert Growth Allocation Fund owned in the aggregate 63.4% of the value of the outstanding shares of the Fund.
10  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Emerging market securities often involve greater risks than developed market securities. Investment markets within emerging market countries are typically smaller, less liquid, less developed and more volatile than those in more developed markets like the United States, and may be focused in certain economic sectors. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. Governmental actions can have a significant effect on the economic conditions in emerging market countries. It may be more difficult to make a claim or obtain a judgment in the courts of these countries than it is in the United States. The possibility of fraud, negligence, undue influence being exerted by an issuer or refusal to recognize ownership exists in some emerging markets. Disruptions due to work stoppages and trading improprieties in foreign securities markets have caused such markets to close. Emerging market securities are also subject to speculative trading, which contributes to their volatility.
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Fund's performance, or the performance of the securities in which the Fund invests.
27

Calvert
Emerging Markets Advancement Fund
March 31, 2023
Officers and Directors

Officers
Hope L. Brown Chief Compliance Officer
Deidre E. Walsh Secretary, Vice President and Chief Legal Officer
James F. Kirchner Treasurer
Directors
Alice Gresham Bullock Chairperson
Richard L. Baird, Jr.
Cari M. Dominguez
Theodore H. Eliopoulos*(1)
John G. Guffey, Jr.
Miles D. Harper, III
Joy V. Jones
Anthony A. Williams
*Interested Director and President
(1)Mr. Eliopoulos began serving as Director effective December 30, 2022.
28

Calvert Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■
investment experience and risk tolerance
■
checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com

29

Calvert Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■
buy securities from us or make a wire transfer
■
give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■
affiliates from using your information to market to you
■
sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
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Calvert Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial intermediary, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial intermediary.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Calvert website at www.calvert.com, by calling Calvert at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.
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Investment Adviser and Administrator
Calvert Research and Management
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
Investment Sub-Adviser
Eaton Vance Advisers International Ltd.
125 Old Broad Street
London, EC2N 1AR
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
SS&C Global Investor & Distribution Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169
Fund Offices
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
35354     3.31.23

Item 2. Code of Ethics.

Not required in this filing.

Item 3. Audit Committee Financial Expert.

Not required in this filing.

Item 4. Principal Accountant Fees and Services.

Not required in this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Please see schedule of investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

No material changes.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 Act, as amended (the “1940 Act”) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (“Exchange Act”), as of a date within 90 days of the filing date of this report.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)(1)	Registrant’s Code of Ethics- Not applicable (please see Item 2)

(a)(2)(i)	President’s Section 302 certification.

(a)(2)(ii)	Treasurer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calvert World Values Fund, Inc.

By:	/s/ Ted Eliopoulos
Ted Eliopoulos
President

Date:	May 22, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ted Eliopoulos
Ted Eliopoulos
President

Date:	May 22, 2023

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	May 22, 2023